GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK SEPARATE ACCOUNT 1

Year ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of

Genworth Life Insurance Company of New York

and

Contract Owners of

Genworth Life of New York VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Genworth Life of New York VA Separate Account 1 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Genworth Life Insurance Company of New York separate account investment companies since 2000.

Richmond, Virginia

April 23, 2026

Appendix

Statements of assets and liabilities as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS International Value Portfolio — Class B

AB VPS Large Cap Growth Portfolio — Class B

AB VPS Relative Value Portfolio — Class B

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Core Plus Bond Fund — Series I shares

Invesco V.I. Discovery Large Cap Fund — Series I shares (1)

Invesco V.I. Discovery Large Cap Fund — Series II Shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Equity and Income Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund — Class 2

BNY Mellon

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund — Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Large Cap Growth Fund — Class 1 (1)

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Deutsche DWS Variable Series II

DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset Manager 50% Portfolio — Initial Class (1)

VIP Asset Manager 50% Portfolio — Service Class 2 (1)

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Opportunities Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund — Class 2 Shares

Franklin Income VIP Fund — Class 2 Shares

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Growth Portfolio — Class II (1)

ClearBridge Variable Large Cap Value Portfolio — Class I

Lincoln Variable Insurance Products Trust

LVIP American Century Disciplined Core Value Fund — Standard Class II (1)

LVIP American Century Inflation Protection Fund — Service Class (1)

LVIP American Century International Fund — Standard Class II (1)

LVIP American Century Ultra® Fund — Standard Class II (1)

LVIP American Century Value Fund — Standard Class II (1)

LVIP JPMorgan Core Bond Fund — Standard Class

LVIP JPMorgan Mid Cap Value Fund — Standard Class

LVIP JPMorgan Small Cap Core Fund — Standard Class

LVIP JPMorgan U.S. Equity Fund — Standard Class

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio — Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF PGIM Jennison Blend Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the period from January 1, 2025 to April 11, 2025 (liquidation date) and the statements of changes in net assets for the period from January 1, 2025 to April 11, 2025 (liquidation date) and for the year ended December 31, 2024.

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from April 26, 2024 (inception) to December 31, 2024.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Equity and Income Fund — Series I shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2025

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$1,997,645	$442,301	$1,049,369	$1,730,350	$297,825
Dividend receivable	—	—	—	—	—
Receivable for units sold	27	—	104	31	—
Total assets	1,997,672	442,301	1,049,473	1,730,381	297,825

Liabilities:
Accrued expenses payable to affiliate (note 4b)	97	19	41	75	13
Payable for units withdrawn	—	2	—	—	1
Total liabilities	97	21	41	75	14

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,781,816	442,280	1,049,432	1,700,055	297,811
Variable annuity contract owners in the annuitization period	215,759	—	—	30,251	—
Net assets	$1,997,575	$442,280	$1,049,432	$1,730,306	$297,811

Investments in securities at cost	$2,029,685	$309,303	$703,457	$1,503,563	$363,549
Shares outstanding	203,219	21,244	12,879	56,089	30,205

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Large Cap Fund — Series I shares	Invesco V.I. Discovery Large Cap Fund — Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares

Assets:
Investments at fair value (note 2b)	$115,922	$1,158,966	$176,941	$148,035	$2,773,444
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	271	—	—	—
Total assets	115,922	1,159,237	176,941	148,035	2,773,444

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	51	7	7	127
Payable for units withdrawn	—	—	—	—	234
Total liabilities	5	51	7	7	361

Net assets attributable to:
Variable annuity contract owners in the accumulation period	115,917	1,104,138	172,053	148,028	2,734,760
Variable annuity contract owners in the annuitization period	—	55,048	4,881	—	38,323
Net assets	$115,917	$1,159,186	$176,934	$148,028	$2,773,083

Investments in securities at cost	$86,585	$966,680	$169,900	$136,540	$2,687,859
Shares outstanding	1,833	19,561	2,353	2,335	78,368

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares

$49,836	$231,174	$67,776	$579,765	$3,884,311	$10,761,573	$585,067
—	—	—	—	—	—	—
28	43	—	—	—	201	—
49,864	231,217	67,776	579,765	3,884,311	10,761,774	585,067

2	6	3	25	176	500	23
—	—	1	1	328	—	—
2	6	4	26	504	500	23

49,862	225,298	67,772	579,739	3,818,570	10,572,874	585,044
—	5,913	—	—	65,237	188,400	—
$49,862	$231,211	$67,772	$579,739	$3,883,807	$10,761,274	$585,044

$41,540	$165,394	$47,822	$535,387	$3,699,815	$10,215,037	$576,055
1,647	2,854	942	32,644	182,448	298,684	100,011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares

$35,051	$2,046,613	$3,045,602	$4,511	$3,504	$12,711,673	$3,470,787
—	—	—	—	—	—	—
—	—	358	—	—	466	197
35,051	2,046,613	3,045,960	4,511	3,504	12,712,139	3,470,984

1	122	135	—	—	589	163
—	1,030	—	—	1	—	—
1	1,152	135	—	1	589	163

35,050	2,007,479	3,031,598	4,511	3,503	12,453,791	3,406,418
—	37,982	14,227	—	—	257,759	64,403
$35,050	$2,045,461	$3,045,825	$4,511	$3,503	$12,711,550	$3,470,821

$33,132	$1,930,697	$3,037,314	$4,272	$3,938	$12,302,029	$3,323,565
1,919	112,948	83,901	327	767	592,619	125,254

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	Allspring Variable Trust	BNY Mellon			BlackRock Variable Series Funds, Inc.

	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

Assets:
Investments at fair value (note 2b)	$278,654	$10,660	$28,601	$797,877	$74,962
Dividend receivable	—	—	—	2,578	—
Receivable for units sold	—	—	28	—	—
Total assets	278,654	10,660	28,629	800,455	74,962

Liabilities:
Accrued expenses payable to affiliate (note 4b)	12	—	5	31	3
Payable for units withdrawn	1	—	—	1	2
Total liabilities	13	—	5	32	5

Net assets attributable to:
Variable annuity contract owners in the accumulation period	278,641	10,660	28,624	796,963	74,957
Variable annuity contract owners in the annuitization period	—	—	—	3,460	—
Net assets	$278,641	$10,660	$28,624	$800,423	$74,957

Investments in securities at cost	$320,952	$9,856	$19,190	$797,877	$94,256
Shares outstanding	13,358	524	489	797,877	7,257

	Federated Hermes Insurance Series				Fidelity® Variable Insurance Products Fund

	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager 50% Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$174	$484,164	$2,639,607	$30,943	$124,887
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	374	—	—
Total assets	174	484,164	2,639,981	30,943	124,887

Liabilities:
Accrued expenses payable to affiliate (note 4b)	(2)	22	122	1	5
Payable for units withdrawn	1	2	—	—	—
Total liabilities	(1)	24	122	1	5

Net assets attributable to:
Variable annuity contract owners in the accumulation period	175	456,166	2,599,860	30,942	124,882
Variable annuity contract owners in the annuitization period	—	27,974	39,999	—	—
Net assets	$175	$484,140	$2,639,859	$30,942	$124,882

Investments in securities at cost	$189	$517,220	$2,502,176	$29,709	$108,173
Shares outstanding	30	84,202	152,226	2,975	7,088

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

BlackRock Variable Series Funds, Inc. (continued)			Columbia Funds Variable Series Trust II		Deutsche DWS Variable Series II	Eaton Vance Variable Trust

BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Large Cap Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund

$529,010	$25,441,364	$161,216	$535,342	$823,857	$255,935	$2,856,483
—	—	—	—	—	—	14,866
—	—	—	—	—	—	25
529,010	25,441,364	161,216	535,342	823,857	255,935	2,871,374

25	1,269	7	31	34	13	133
1	87,630	1	2	1	3	—
26	88,899	8	33	35	16	133

436,020	24,856,444	161,208	517,542	755,102	228,466	2,741,981
92,964	496,021	—	17,767	68,720	27,453	129,260
$528,984	$25,352,465	$161,208	$535,309	$823,822	$255,919	$2,871,241

$530,897	$26,649,613	$123,534	$279,147	$615,675	$233,458	$2,969,163
38,670	1,907,149	7,717	6,567	46,546	18,126	341,276

Fidelity® Variable Insurance Products Fund (continued)

VIP Asset Manager 50% Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2

$44,365	$3,109,730	$1,083,511	$20,829,115	$17,490	$287,166	$2,297,293
—	—	—	—	—	—	—
—	—	—	—	—	—	338
44,365	3,109,730	1,083,511	20,829,115	17,490	287,166	2,297,631

1	169	42	952	1	11	102
1	261	—	687	1	—	—
2	430	42	1,639	2	11	102

39,428	2,925,597	1,069,579	20,406,369	17,488	287,155	2,294,995
4,935	183,703	13,890	421,107	—	—	2,534
$44,363	$3,109,300	$1,083,469	$20,827,476	$17,488	$287,155	$2,297,529

$39,448	$2,298,555	$728,059	$16,754,274	$12,415	$226,182	$1,862,820
2,614	122,190	18,092	366,323	947	9,758	81,667

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$258,239	$690,328	$103,238	$342,363	$670,736
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	31	—	—	—
Total assets	258,239	690,359	103,238	342,363	670,736

Liabilities:
Accrued expenses payable to affiliate (note 4b)	10	30	4	16	26
Payable for units withdrawn	—	—	—	1	—
Total liabilities	10	30	4	17	26

Net assets attributable to:
Variable annuity contract owners in the accumulation period	258,229	690,329	103,234	342,346	665,363
Variable annuity contract owners in the annuitization period	—	—	—	—	5,347
Net assets	$258,229	$690,329	$103,234	$342,346	$670,710

Investments in securities at cost	$158,645	$456,483	$36,893	$234,863	$513,453
Shares outstanding	7,743	21,579	1,036	3,551	6,864

	Franklin Templeton Variable Insurance Products Trust (continued)

	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares	Templeton Global Bond VIP Fund — Class 1 Shares

Assets:
Investments at fair value (note 2b)	$210,844	$2,889,181	$—	$196,518	$2,108
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	210,844	2,889,181	—	196,518	2,108

Liabilities:
Accrued expenses payable to affiliate (note 4b)	9	133	—	8	—
Payable for units withdrawn	—	278	—	—	1
Total liabilities	9	411	—	8	1

Net assets attributable to:
Variable annuity contract owners in the accumulation period	210,835	2,817,421	—	182,841	2,107
Variable annuity contract owners in the annuitization period	—	71,349	—	13,669	—
Net assets	$210,835	$2,888,770	$—	$196,510	$2,107

Investments in securities at cost	$210,352	$3,016,700	$—	$175,683	$2,431
Shares outstanding	11,759	179,452	—	12,116	151

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

Fidelity® Variable Insurance Products Fund (continued)					Franklin Templeton Variable Insurance Products Trust

VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares

$1,192,470	$6,743,874	$3,081,609	$138,172	$46,479	$5,377,445	$17,622,982
—	—	—	—	—	—	—
20	—	206	—	—	65	—
1,192,490	6,743,874	3,081,815	138,172	46,479	5,377,510	17,622,982

82	319	135	5	2	267	960
—	799	—	—	1	—	63,256
82	1,118	135	5	3	267	64,216

1,192,408	6,593,132	3,047,301	138,167	39,859	5,106,638	16,732,840
—	149,624	34,379	—	6,617	270,605	825,926
$1,192,408	$6,742,756	$3,081,680	$138,167	$46,476	$5,377,243	$17,558,766

$931,696	$6,904,717	$3,012,163	$103,902	$41,252	$5,737,517	$17,164,621
12,839	614,756	87,620	5,021	2,874	970,658	1,162,466

Franklin Templeton Variable Insurance Products Trust (continued)	Goldman Sachs Variable Insurance Trust			Janus Aspen Series

Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares

$514,900	$5,104,283	$186,489	$240,923	$666,780	$6,505,427	$828,353
—	15,454	—	—	—	—	—
—	372	—	—	—	—	—
514,900	5,120,109	186,489	240,923	666,780	6,505,427	828,353

24	216	7	10	26	311	32
4	—	—	2	—	6,357	—
28	216	7	12	26	6,668	32

486,979	5,118,640	186,482	240,911	644,804	6,057,315	801,630
27,893	1,253	—	—	21,950	441,444	26,691
$514,872	$5,119,893	$186,482	$240,911	$666,754	$6,498,759	$828,321

$440,392	$5,104,283	$214,943	$233,325	$380,026	$4,015,759	$614,950
36,389	5,104,283	22,798	14,790	11,937	109,372	9,911

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares

Assets:
Investments at fair value (note 2b)	$128,146	$228	$1,111,643	$1,124,866	$264,171
Dividend receivable	—	—	—	—	—
Receivable for units sold	30	—	—	—	—
Total assets	128,176	228	1,111,643	1,124,866	264,171

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	(1)	43	49	10
Payable for units withdrawn	—	1	—	—	—
Total liabilities	5	—	43	49	10

Net assets attributable to:
Variable annuity contract owners in the accumulation period	128,171	228	1,060,143	1,121,650	253,030
Variable annuity contract owners in the annuitization period	—	—	51,457	3,167	11,131
Net assets	$128,171	$228	$1,111,600	$1,124,817	$264,161

Investments in securities at cost	$108,754	$235	$739,341	$843,440	$154,505
Shares outstanding	1,747	23	18,708	21,686	3,316

	Legg Mason Partners Variable Equity Trust (continued)			Lincoln Variable Insurance Products Trust

	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Disciplined Core Value Fund — Standard Class II	LVIP American Century Inflation Protection Fund — Service Class

Assets:
Investments at fair value (note 2b)	$46,962	$137,297	$211,355	$44,781	$2,655,373
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	51
Total assets	46,962	137,297	211,355	44,781	2,655,424

Liabilities:
Accrued expenses payable to affiliate (note 4b)	3	6	7	2	128
Payable for units withdrawn	2	—	2	1	—
Total liabilities	5	6	9	3	128

Net assets attributable to:
Variable annuity contract owners in the accumulation period	46,957	137,291	211,346	44,778	2,520,387
Variable annuity contract owners in the annuitization period	—	—	—	—	134,909
Net assets	$46,957	$137,291	$211,346	$44,778	$2,655,296

Investments in securities at cost	$45,417	$184,621	$229,287	$38,327	$2,917,923
Shares outstanding	2,300	10,370	11,020	4,626	293,866

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

Janus Aspen Series (continued)						Legg Mason Partners Variable Equity Trust

Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I

$138,384	$2	$99,192	$99,767	$625,070	$11,056	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
138,384	2	99,192	99,767	625,070	11,056	—

6	2	4	13	24	—	—
—	—	—	—	—	—	—
6	2	4	13	24	—	—

138,378	—	96,822	99,754	625,046	11,056	—
—	—	2,366	—	—	—	—
$138,378	$—	$99,188	$99,754	$625,046	$11,056	$—

$81,021	$1	$70,695	$57,129	$331,383	$5,542	$—
1,811	—	1,777	1,882	9,631	181	—

Lincoln Variable Insurance Products Trust (continued)

LVIP American Century International Fund — Standard Class II	LVIP American Century Ultra® Fund — Standard Class II	LVIP American Century Value Fund — Standard Class II	LVIP JPMorgan Core Bond Fund — Standard Class	LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class

$194,765	$642,320	$165,968	$1,044,980	$708,489	$109,948	$1,018,653
—	—	—	—	—	—	—
—	—	—	28	10	28	—
194,765	642,320	165,968	1,045,008	708,499	109,976	1,018,653

10	28	7	52	32	5	53
4	—	—	—	—	—	—
14	28	7	52	32	5	53

166,981	621,177	165,961	927,685	640,453	86,480	880,629
27,770	21,115	—	117,271	68,014	23,491	137,971
$194,751	$642,292	$165,961	$1,044,956	$708,467	$109,971	$1,018,600

$172,689	$474,981	$131,453	$1,107,775	$733,714	$100,041	$891,171
15,906	20,394	12,847	104,960	78,616	5,010	20,634

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II

	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares

Assets:
Investments at fair value (note 2b)	$260,059	$380,653	$3,309,275	$640,586	$24,128
Dividend receivable	—	—	—	—	—
Receivable for units sold	85	43	—	162	—
Total assets	260,144	380,696	3,309,275	640,748	24,128

Liabilities:
Accrued expenses payable to affiliate (note 4b)	11	16	164	28	1
Payable for units withdrawn	—	—	435	—	1
Total liabilities	11	16	599	28	2

Net assets attributable to:
Variable annuity contract owners in the accumulation period	260,133	380,680	3,234,885	633,804	17,293
Variable annuity contract owners in the annuitization period	—	—	73,791	6,916	6,833
Net assets	$260,133	$380,680	$3,308,676	$640,720	$24,126

Investments in securities at cost	$261,122	$439,800	$3,199,328	$517,158	$25,558
Shares outstanding	10,170	31,459	146,169	17,398	2,852

	Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares

Assets:
Investments at fair value (note 2b)	$219,990	$318,155	$614,449	$807,039	$6,374,909
Dividend receivable	—	—	—	—	—
Receivable for units sold	4	356	53	357	2,921
Total assets	219,994	318,511	614,502	807,396	6,377,830

Liabilities:
Accrued expenses payable to affiliate (note 4b)	9	14	18	36	267
Payable for units withdrawn	—	—	—	—	—
Total liabilities	9	14	18	36	267

Net assets attributable to:
Variable annuity contract owners in the accumulation period	219,985	318,497	614,484	796,664	6,242,210
Variable annuity contract owners in the annuitization period	—	—	—	10,696	135,353
Net assets	$219,985	$318,497	$614,484	$807,360	$6,377,563

Investments in securities at cost	$111,032	$365,382	$542,440	$850,142	$4,398,087
Shares outstanding	2,274	32,598	5,348	76,715	107,612

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

MFS® Variable Insurance Trust II (continued)	PIMCO Variable Insurance Trust

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

$306,566	$227,673	$2,856,116	$8,238	$3,661,366	$4,718,571	$9,937,623
—	—	14,929	24	10,802	15,854	35,432
—	—	250	—	314	—	95
306,566	227,673	2,871,295	8,262	3,672,482	4,734,425	9,973,150

13	10	132	1	174	222	460
—	—	—	1	—	20	—
13	10	132	2	174	242	460

221,898	227,663	2,787,730	8,260	3,582,533	4,576,180	9,809,144
84,655	—	83,433	—	89,775	158,003	163,546
$306,553	$227,663	$2,871,163	$8,260	$3,672,308	$4,734,183	$9,972,690

$303,712	$242,324	$2,814,161	$8,484	$4,376,850	$4,782,011	$10,317,760
14,018	23,327	385,441	821	489,487	482,471	1,051,600

State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios		The Prudential Series Fund

Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares

$802,305	$8,549,087	$28,671,978	$482,292	$267,704	$57,899	$—
—	—	—	—	—	—	—
—	—	—	262	—	—	—
802,305	8,549,087	28,671,978	482,554	267,704	57,899	—

34	372	1,544	23	10	2	—
3	57,174	89,692	—	—	—	—
37	57,546	91,236	23	10	2	—

763,449	3,343,069	26,219,874	482,531	267,694	54,818	—
38,819	5,148,472	2,360,868	—	—	3,079	—
$802,268	$8,491,541	$28,580,742	$482,531	$267,694	$57,897	$—

$930,096	$8,167,336	$27,316,779	$463,146	$175,935	$77,066	$—
72,345	504,074	1,690,565	10,370	2,595	3,106	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2025

	The Prudential Series Fund (continued)

	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$726,328	$277,366
Dividend receivable	—	—
Receivable for units sold	—	—
Total assets	726,328	277,366

Liabilities:
Accrued expenses payable to affiliate (note 4b)	36	12
Payable for units withdrawn	—	—
Total liabilities	36	12

Net assets attributable to:
Variable annuity contract owners in the accumulation period	726,292	277,354
Variable annuity contract owners in the annuitization period	—	—
Net assets	$726,292	$277,354

Investments in securities at cost	$565,036	$79,000
Shares outstanding	5,194	1,404

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$39,286	$9,309	$—	$14,909	$—
Mortality and expense risk and administrative charges (note 4a)	36,414	6,376	16,854	30,102	4,462
Net investment income (expense)	2,872	2,933	(16,854)	(15,193)	(4,462)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(21,150)	13,744	83,957	147,630	(13,913)
Change in unrealized appreciation (depreciation)	207,093	117,504	(44,759)	(120,861)	29,214
Capital gain distributions	108,887	—	93,782	139,217	—
Net realized and unrealized gain (loss) on investments	294,830	131,248	132,980	165,986	15,301

Increase (decrease) in net assets from operations	$297,702	$134,181	$116,126	$150,793	$10,839

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Large Cap Fund — Series I shares	Invesco V.I. Discovery Large Cap Fund — Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—	$32,256
Mortality and expense risk and administrative charges (note 4a)	2,215	17,218	2,532	2,274	46,382
Net investment income (expense)	(2,215)	(17,218)	(2,532)	(2,274)	(14,126)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	15,347	45,733	2,903	342	13,813
Change in unrealized appreciation (depreciation)	(14,906)	(61,304)	(9,256)	(8,219)	199,069
Capital gain distributions	19,454	139,333	14,681	14,350	176,015
Net realized and unrealized gain (loss) on investments	19,895	123,762	8,328	6,473	388,897

Increase (decrease) in net assets from operations	$17,680	$106,544	$5,796	$4,199	$374,771

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$—	$—	$—	$1,143	$54,939	$67,939	$24,197
772	5,534	1,032	8,044	57,329	168,568	7,848
(772)	(5,534)	(1,032)	(6,901)	(2,390)	(100,629)	16,349

266	72,329	1,991	1,669	34,599	81,735	135
(3,868)	(54,140)	(2,008)	15,377	63,428	566,126	13,861
6,475	20,972	6,947	82,109	407,134	782,109	—
2,873	39,161	6,930	99,155	505,161	1,429,970	13,996

$2,101	$33,627	$5,898	$92,254	$502,771	$1,329,341	$30,345

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$701	$37,775	$—	$80	$197	$39,105	$8,208
461	44,542	49,256	2,004	48	212,752	59,859
240	(6,767)	(49,256)	(1,924)	149	(173,647)	(51,651)

24	23,798	45,534	12,145	(32)	(346)	58,331
1,499	77,442	(185,815)	(1,705)	251	1,029,862	(129,903)
1,780	108,381	573,882	—	—	784,663	364,983
3,303	209,621	433,601	10,440	219	1,814,179	293,411

$3,543	$202,854	$384,345	$8,516	$368	$1,640,532	$241,760

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Allspring Variable Trust	BNY Mellon			BlackRock Variable Series Funds, Inc.

	Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$—	$1,361	$65	$31,783	$1,096
Mortality and expense risk and administrative charges (note 4a)	3,866	2,093	417	12,486	1,230
Net investment income (expense)	(3,866)	(732)	(352)	19,297	(134)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,722)	7,024	119	—	(15,038)
Change in unrealized appreciation (depreciation)	(48,983)	(13,713)	1,684	—	9,377
Capital gain distributions	85,601	17,694	2,088	—	9,955
Net realized and unrealized gain (loss) on investments	34,896	11,005	3,891	—	4,294

Increase (decrease) in net assets from operations	$31,030	$10,273	$3,539	$19,297	$4,160

	Federated Hermes Insurance Series				Fidelity® Variable Insurance Products Fund

	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager 50% Portfolio — Initial Class

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$12	$32,417	$—	$827	$3,009
Mortality and expense risk and administrative charges (note 4a)	3	7,763	45,875	412	1,643
Net investment income (expense)	9	24,654	(45,875)	415	1,366

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5)	(17,781)	3,338	5	214
Change in unrealized appreciation (depreciation)	7	25,291	(36,260)	721	7,986
Capital gain distributions	—	—	334,186	504	5,200
Net realized and unrealized gain (loss) on investments	2	7,510	301,264	1,230	13,400

Increase (decrease) in net assets from operations	$11	$32,164	$255,389	$1,645	$14,766

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

BlackRock Variable Series Funds, Inc. (continued)			Columbia Funds Variable Series Trust II		Deutsche DWS Variable Series II	Eaton Vance Variable Trust

BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Large Cap Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$9,193	$1,005,865	$—	$—	$14,382	$398	$196,507
8,663	469,306	2,495	10,465	12,352	2,633	49,630
530	536,559	(2,495)	(10,465)	2,030	(2,235)	146,877

7,622	(47,119)	12,794	152,215	49,397	1,584	(30,302)
34,706	1,180,551	(21,431)	(56,328)	193,486	21,987	(55,419)
63,446	2,472,207	26,390	—	—	7,843	—
105,774	3,605,639	17,753	95,887	242,883	31,414	(85,721)

$106,304	$4,142,198	$15,258	$85,422	$244,913	$29,179	$61,156

Fidelity® Variable Insurance Products Fund (continued)

VIP Asset Manager 50% Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$1,024	$50,186	$1,414	$—	$68	$4,878	$36,817
665	75,722	13,841	343,363	260	3,715	37,107

359	(25,536)	(12,427)	(343,363)	(192)	1,163	(290)
344	455,626	12,055	1,258,561	225	977	97,536
2,577	(247,769)	19,434	(594,230)	(456)	25,412	140,420
2,013	238,749	160,714	3,383,651	2,968	14,996	131,755
4,934	446,606	192,203	4,047,982	2,737	41,385	369,711

$5,293	$421,070	$179,776	$3,704,619	$2,545	$42,548	$369,421

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)
	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$4,580	$8,695	$—	$—	$1,847
Mortality and expense risk and administrative charges (note 4a)	4,120	10,053	1,296	5,182	8,729
Net investment income (expense)	460	(1,358)	(1,296)	(5,182)	(6,882)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	31,316	41,319	1,728	21,430	6,288
Change in unrealized appreciation (depreciation)	(5,831)	10,849	15,512	37,561	(2,660)
Capital gain distributions	27,696	62,972	1,458	4,368	81,761
Net realized and unrealized gain (loss) on investments	53,181	115,140	18,698	63,359	85,389

Increase (decrease) in net assets from operations	$53,641	$113,782	$17,402	$58,177	$78,507

	Franklin Templeton Variable Insurance Products Trust (continued)
	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares	Templeton Global Bond VIP Fund — Class 1 Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$—	$59,462	$—	$4,244	$—
Mortality and expense risk and administrative charges (note 4a)	3,100	48,829	—	2,827	28
Net investment income (expense)	(3,100)	10,633	—	1,417	(28)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	230	(18,023)	—	7,490	(6)
Change in unrealized appreciation (depreciation)	(25,604)	(4,983)	—	22,789	301
Capital gain distributions	39,593	292,971	—	11,851	—
Net realized and unrealized gain (loss) on investments	14,219	269,965	—	42,130	295

Increase (decrease) in net assets from operations	$11,119	$280,598	$—	$43,547	$267

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Fidelity® Variable Insurance Products Fund (continued)					Franklin Templeton Variable Insurance Products Trust

VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$570	$233,202	$7,289	$2,148	$359	$113,896	$937,118
17,320	117,782	69,640	1,896	741	104,091	363,086

(16,750)	115,420	(62,351)	252	(382)	9,805	574,032
9,310	(69,080)	(155,416)	2,354	873	(125,103)	(66,351)
(8,745)	303,831	100,110	7,868	919	459,877	1,102,158
153,027	—	471,485	11,949	1,810	240,435	196,979
153,592	234,751	416,179	22,171	3,602	575,209	1,232,786

$136,842	$350,171	$353,828	$22,423	$3,220	$585,014	$1,806,818

Franklin Templeton Variable Insurance Products Trust (continued)	Goldman Sachs Variable Insurance Trust			Janus Aspen Series

Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$4,543	$218,096	$1,994	$3,385	$12,836	$111,191	$2,528
9,008	88,100	2,551	4,170	8,849	115,403	11,252
(4,465)	129,996	(557)	(785)	3,987	(4,212)	(8,724)

13,885	—	(1,458)	4,919	12,689	501,524	8,913
54,368	—	(6,666)	(12,772)	42,862	106,871	(11,275)
39,005	—	24,798	30,694	20,570	209,872	59,391
107,258	—	16,674	22,841	76,121	818,267	57,029

$102,793	$129,996	$16,117	$22,056	$80,108	$814,055	$48,305

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$210	$12	$3,082	$2,967	$1,857
Mortality and expense risk and administrative charges (note 4a)	1,772	4	14,417	17,433	3,519
Net investment income (expense)	(1,562)	8	(11,335)	(14,466)	(1,662)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	272	—	16,028	70,583	7,206
Change in unrealized appreciation (depreciation)	(1,936)	4	33,339	(37,824)	17,254
Capital gain distributions	9,992	—	120,130	152,153	21,408
Net realized and unrealized gain (loss) on investments	8,328	4	169,497	184,912	45,868

Increase (decrease) in net assets from operations	$6,766	$12	$158,162	$170,446	$44,206

	Legg Mason Partners Variable Equity Trust (continued)			Lincoln Variable Insurance Products Trust

	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Disciplined Core Value Fund — Standard Class II	LVIP American Century Inflation Protection Fund — Service Class

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$866	$—	$2,333	$708	$192,384
Mortality and expense risk and administrative charges (note 4a)	1,489	2,048	3,318	622	47,091
Net investment income (expense)	(623)	(2,048)	(985)	86	145,293

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	24,739	(1,211)	(2,857)	43	(43,686)
Change in unrealized appreciation (depreciation)	(24,837)	(4,383)	(1,055)	5,076	20,295
Capital gain distributions	6,223	21,687	20,290	—	—
Net realized and unrealized gain (loss) on investments	6,125	16,093	16,378	5,119	(23,391)

Increase (decrease) in net assets from operations	$5,502	$14,045	$15,393	$5,205	$121,902

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Janus Aspen Series (continued)						Legg Mason Partners Variable Equity Trust

Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$767	$—	$1,302	$1,201	$783	$13	$—
2,060	—	1,267	1,413	9,001	154	—
(1,293)	—	35	(212)	(8,218)	(141)	—

8,510	—	1,580	769	46,767	685	—
4,613	—	19,901	20,484	14,806	248	—
11,447	—	—	—	48,164	828	—
24,570	—	21,481	21,253	109,737	1,761	—

$23,277	$—	$21,516	$21,041	$101,519	$1,620	$—

Lincoln Variable Insurance Products Trust (continued)

LVIP American Century International Fund — Standard Class II	LVIP American Century Ultra® Fund — Standard Class II	LVIP American Century Value Fund — Standard Class II	LVIP JPMorgan Core Bond Fund — Standard Class	LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$2,303	$—	$2,570	$36,738	$7,858	$658	$4,447
3,684	9,653	2,355	18,905	11,684	3,605	11,468
(1,381)	(9,653)	215	17,833	(3,826)	(2,947)	(7,021)

3,393	94,764	1,754	(13,525)	22,249	16,528	27,825
23,526	(70,817)	7,208	52,325	(72,530)	(12,868)	14,758
—	51,010	12,101	—	75,109	8,607	28,085
26,919	74,957	21,063	38,800	24,828	12,267	70,668

$25,538	$65,304	$21,278	$56,633	$21,002	$9,320	$63,647

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II

	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$1,492	$—	$82,826	$17,337	$998
Mortality and expense risk and administrative charges (note 4a)	3,923	5,634	60,272	10,561	366
Net investment income (expense)	(2,431)	(5,634)	22,554	6,776	632

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	5,048	(11,413)	24,655	36,631	(169)
Change in unrealized appreciation (depreciation)	(81,068)	54,814	(3,918)	28,808	851
Capital gain distributions	105,566	—	243,678	8,646	—
Net realized and unrealized gain (loss) on investments	29,546	43,401	264,415	74,085	682

Increase (decrease) in net assets from operations	$27,115	$37,767	$286,969	$80,861	$1,314

	Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$63	$11,811	$—	$8,884	$58,746
Mortality and expense risk and administrative charges (note 4a)	3,186	5,069	8,799	13,388	92,687
Net investment income (expense)	(3,123)	6,742	(8,799)	(4,504)	(33,941)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	16,226	(4,016)	5,551	(7,033)	369,971
Change in unrealized appreciation (depreciation)	3,415	10,408	(11,612)	4,328	105,516
Capital gain distributions	11,426	—	108,778	10,486	436,470
Net realized and unrealized gain (loss) on investments	31,067	6,392	102,717	7,781	911,957

Increase (decrease) in net assets from operations	$27,944	$13,134	$93,918	$3,277	$878,016

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

MFS® Variable Insurance Trust II (continued)	PIMCO Variable Insurance Trust

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025

$50	$10,096	$181,376	$282	$114,699	$186,504	$426,684
8,778	3,469	48,662	129	60,227	80,767	174,980
(8,728)	6,627	132,714	153	54,472	105,737	251,704

70,552	(2,498)	3,190	(11)	(246,988)	(26,001)	(218,761)
(61,159)	22,136	61,543	43	371,914	95,855	688,789
43,646	—	—	—	—	—	—
53,039	19,638	64,733	32	124,926	69,854	470,028

$44,311	$26,265	$197,447	$185	$179,398	$175,591	$721,732

State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios		The Prudential Series Fund

Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025	Period from January 1 to April 11, 2025

$—	$203,062	$614,275	$933	$—	$—	$—
12,670	128,330	570,229	6,883	3,422	1,044	1,718
(12,670)	74,732	44,046	(5,950)	(3,422)	(1,044)	(1,718)

(7,714)	34,874	198,952	2,561	9,687	(9,059)	32,103
(89,673)	606,944	2,177,729	(18,835)	27,490	13,411	(50,910)
93,241	353,732	1,198,256	83,859	28,808	925	—
(4,146)	995,550	3,574,937	67,585	65,985	5,277	(18,807)

$(16,816)	$1,070,282	$3,618,983	$61,635	$62,563	$4,233	$(20,525)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	The Prudential Series Fund (continued)

	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

	Year ended December 31, 2025	Year ended December 31, 2025

Investment income and expense:
Income — Ordinary dividends	$ —	$ —
Mortality and expense risk and administrative charges (note 4a)	8,703	4,112
Net investment income (expense)	(8,703)	(4,112)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	29,342	4,632
Change in unrealized appreciation (depreciation)	109,052	29,317
Capital gain distributions	—	—
Net realized and unrealized gain (loss) on investments	138,394	33,949

Increase (decrease) in net assets from operations	$129,691	$29,837

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B		AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$ 2,872	$ (35)	$ 2,933	$ (19,595)	$ (16,854)	$ (18,788)
Net realized gain (loss) on investments	(21,150)	(35,017)	13,744	122,175	83,957	69,065
Change in unrealized appreciation (depreciation) on investments	207,093	128,086	117,504	48,699	(44,759)	134,113
Capital gain distributions	108,887	42,268	—	—	93,782	53,748
Increase (decrease) in net assets from operations	297,702	135,302	134,181	151,279	116,126	238,138

From capital transactions (note 4):
Net premiums	—	50	—	525	—	—
Transfers for contract benefits and terminations	(186,051)	(129,821)	(14,310)	(118,303)	(51,912)	(170,382)
Administrative expenses	(32,210)	(32,089)	(2,683)	(22,029)	(679)	(744)
Transfers between subaccounts (including fixed account), net	(126,152)	(1,565)	(37,310)	(2,328,970)	(164,153)	(34,499)
Increase (decrease) in net assets from capital transactions	(344,413)	(163,425)	(54,303)	(2,468,777)	(216,744)	(205,625)
Increase (decrease) in net assets	(46,711)	(28,123)	79,878	(2,317,498)	(100,618)	32,513
Net assets at beginning of year	2,044,286	2,072,409	362,402	2,679,900	1,150,050	1,117,537
Net assets at end of year	$1,997,575	$2,044,286	$442,280	$ 362,402	$1,049,432	$1,150,050

Change in units (note 5):
Units purchased	2,849	4,793	183	27,316	908	382
Units redeemed	(22,211)	(15,064)	(4,694)	(358,634)	(5,181)	(4,385)
Net increase (decrease) in units from capital transactions with contract owners	(19,362)	(10,271)	(4,511)	(331,318)	(4,273)	(4,003)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Relative Value Portfolio — Class B		AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$ (15,193)	$ (6,327)	$ (4,462)	$ (6,135)	$ (772)	$ (881)	$ (5,534)	$ (7,399)	$(1,032)	$(3,587)
147,630	195,525	(13,913)	(160,667)	266	4,845	72,329	17,067	1,991	41,289
(120,861)	19,863	29,214	226,284	(3,868)	(1,214)	(54,140)	111,260	(2,008)	33,750
139,217	103,085	—	—	6,475	187	20,972	—	6,947	—
150,793	312,146	10,839	59,482	2,101	2,937	33,627	120,928	5,898	71,452

19,405	50	—	—	—	—	—	—	—	—
(416,045)	(884,626)	(23,792)	(276,201)	(256)	(13,949)	(56,496)	(35,726)	(1,434)	(388,682)
(3,451)	(3,766)	(2,251)	(2,738)	(23)	(12)	(403)	(471)	(43)	(675)
(170,102)	(37,715)	12,296	(3,624)	477	5,493	(182,280)	(41,528)	(5,337)	(6,491)
(570,193)	(926,057)	(13,747)	(282,563)	198	(8,468)	(239,179)	(77,725)	(6,814)	(395,848)
(419,400)	(613,911)	(2,908)	(223,081)	2,299	(5,531)	(205,552)	43,203	(916)	(324,396)
2,149,706	2,763,617	300,719	523,800	47,563	53,094	436,763	393,560	68,688	393,084
$1,730,306	$2,149,706	$297,811	$300,719	$49,862	$47,563	$231,211	$436,763	$67,772	$ 68,688

9,305	2,423	1,060	691	24	161	820	651	1	7
(25,846)	(28,118)	(1,280)	(6,943)	(18)	(389)	(6,342)	(2,687)	(139)	(9,105)
(16,541)	(25,695)	(220)	(6,252)	6	(228)	(5,522)	(2,036)	(138)	(9,098)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares		Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(6,901)	$(4,735)	$(2,390)	$(11,888)	$(100,629)	$(9,706)
Net realized gain (loss) on investments	1,669	26,169	34,599	135,672	81,735	34,719
Change in unrealized appreciation (depreciation) on investments	15,377	129,114	63,428	129,287	566,126	14,655
Capital gain distributions	82,109	15,393	407,134	233,481	782,109	797,941
Increase (decrease) in net assets from operations	92,254	165,941	502,771	486,552	1,329,341	837,609

From capital transactions (note 4):
Net premiums	4,160	2,080	205	15,465	4,930	3,580
Transfers for contract benefits and terminations	(10,582)	(259,208)	(370,296)	(312,966)	(1,258,573)	(503,560)
Administrative expenses	(226)	(203)	(41,311)	(46,381)	(134,559)	(56,858)
Transfers between subaccounts (including fixed account), net	14,169	36,740	515,734	(1,099,832)	1,219,380	8,912,592
Increase (decrease) in net assets from capital transactions	7,521	(220,591)	104,332	(1,443,714)	(168,822)	8,355,754
Increase (decrease) in net assets	99,775	(54,650)	607,103	(957,162)	1,160,519	9,193,363
Net assets at beginning of year	479,964	534,614	3,276,704	4,233,866	9,600,755	407,392
Net assets at end of year	$579,739	$479,964	$3,883,807	$3,276,704	$10,761,274	$9,600,755

Change in units (note 5):
Units purchased	1,265	3,105	30,399	12,840	75,565	367,931
Units redeemed	(726)	(17,155)	(26,371)	(61,797)	(80,800)	(41,531)
Net increase (decrease) in units from capital transactions with contract owners	539	(14,050)	4,028	(48,957)	(5,235)	326,400

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Core Plus Bond Fund — Series I shares		Invesco V.I. Discovery Large Cap Fund — Series I shares		Invesco V.I. Discovery Large Cap Fund — Series II Shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$16,349	$12,065	$(2,215)	$(2,038)	$(17,218)	$(16,136)	$(2,532)	$(2,551)	$(2,274)	$(2,211)
135	146	15,347	2,049	45,733	36,417	2,903	(8)	342	(646)
13,861	(4,318)	(14,906)	39,073	(61,304)	251,032	(9,256)	38,094	(8,219)	30,672
—	—	19,454	—	139,333	—	14,681	—	14,350	—
30,345	7,893	17,680	39,084	106,544	271,313	5,796	35,535	4,199	27,815

—	231	—	—	9,172	—	5,122	—	—	—
(2,736)	(3,766)	(56,090)	(6,615)	(94,970)	(107,617)	(26,587)	(1,166)	(360)	(21,410)
(56)	(77)	(194)	(150)	(1,764)	(1,804)	(178)	(189)	(12)	(31)
25,306	56,782	(129)	(185)	148,280	(65,679)	(71)	—	347	4,414
22,514	53,170	(56,413)	(6,950)	60,718	(175,100)	(21,714)	(1,355)	(25)	(17,027)
52,859	61,063	(38,733)	32,134	167,262	96,213	(15,918)	34,180	4,174	10,788
532,185	471,122	154,650	122,516	991,924	895,711	192,852	158,672	143,854	133,066
$585,044	$532,185	$115,917	$154,650	$1,159,186	$991,924	$176,934	$192,852	$148,028	$143,854

2,455	5,742	2	—	5,847	1,052	109	—	7	90
(275)	(408)	(842)	(123)	(4,009)	(5,043)	(594)	(34)	(7)	(709)
2,180	5,334	(840)	(123)	1,838	(3,991)	(485)	(34)	—	(619)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. EQV International Equity Fund — Series II shares		Invesco V.I. Equity and Income Fund — Series I shares		Invesco V.I. Equity and Income Fund — Series II shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Period from April 26 to December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(14,126)	$18,187	$240	$243	$(6,767)	$(2,275)
Net realized gain (loss) on investments	13,813	7,978	24	246	23,798	19,646
Change in unrealized appreciation (depreciation) on investments	199,069	(126,255)	1,499	421	77,442	54,781
Capital gain distributions	176,015	15,511	1,780	1,194	108,381	89,142
Increase (decrease) in net assets from operations	374,771	(84,579)	3,543	2,104	202,854	161,294

From capital transactions (note 4):
Net premiums	180	425	—	—	—	9,482
Transfers for contract benefits and terminations	(324,508)	(210,785)	(72)	(28,011)	(295,539)	(413,578)
Administrative expenses	(38,008)	(20,664)	(6)	(4)	(22,948)	(19,886)
Transfers between subaccounts (including fixed account), net	(84,711)	2,527,685	(2)	57,498	957	1,734,190
Increase (decrease) in net assets from capital transactions	(447,047)	2,296,661	(80)	29,483	(317,530)	1,310,208
Increase (decrease) in net assets	(72,276)	2,212,082	3,463	31,587	(114,676)	1,471,502
Net assets at beginning of year	2,845,359	633,277	31,587	—	2,160,137	688,635
Net assets at end of year	$2,773,083	$2,845,359	$35,050	$31,587	$2,045,461	$2,160,137

Change in units (note 5):
Units purchased	19,092	190,028	—	5,916	4,949	112,239
Units redeemed	(50,095)	(21,938)	(7)	(2,946)	(18,950)	(30,987)
Net increase (decrease) in units from capital transactions with contract owners	(31,003)	168,090	(7)	2,970	(14,001)	81,252

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(49,256)	$(52,419)	$(1,924)	$1,944	$149	$52	$(173,647)	$(110,825)	$(51,651)	$(40,010)
45,534	50,549	12,145	2,728	(32)	(87)	(346)	(20,301)	58,331	65,615
(185,815)	240,372	(1,705)	2,285	251	104	1,029,862	(250,390)	(129,903)	35,985
573,882	192,830	—	—	—	—	784,663	1,303,493	364,983	140,388
384,345	431,332	8,516	6,957	368	69	1,640,532	921,977	241,760	201,978

300	14,725	—	—	—	—	1,200	2,175	180	375
(448,075)	(283,983)	(15,548)	(13,904)	(174)	(451)	(1,666,182)	(849,776)	(525,841)	(252,504)
(25,883)	(27,525)	(24)	(45)	(2)	(3)	(162,452)	(76,449)	(37,447)	(20,861)
(36,411)	(251,904)	(178,646)	192,728	—	—	(16,515)	11,417,195	38,024	2,496,922
(510,069)	(548,687)	(194,218)	178,779	(176)	(454)	(1,843,949)	10,493,145	(525,084)	2,223,932
(125,724)	(117,355)	(185,702)	185,736	192	(385)	(203,417)	11,415,122	(283,324)	2,425,910
3,171,549	3,288,904	190,213	4,477	3,311	3,696	12,914,967	1,499,845	3,754,145	1,328,235
$3,045,825	$3,171,549	$4,511	$190,213	$3,503	$3,311	$12,711,550	$12,914,967	$3,470,821	$3,754,145

6,702	6,873	1,308	20,554	—	—	41,005	406,120	16,236	92,266
(21,307)	(23,410)	(18,663)	(3,203)	(16)	(44)	(93,997)	(46,809)	(29,375)	(16,416)
(14,605)	(16,537)	(17,355)	17,351	(16)	(44)	(52,992)	359,311	(13,139)	75,850

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Allspring Variable Trust		BNY Mellon

	Allspring VT Discovery All Cap Growth Fund — Class 2		BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,866)	$(5,374)	$(732)	$(2,581)	$(352)	$(1,489)
Net realized gain (loss) on investments	(1,722)	(17,128)	7,024	3,910	119	148,137
Change in unrealized appreciation (depreciation) on investments	(48,983)	75,904	(13,713)	13,439	1,684	(53,802)
Capital gain distributions	85,601	11,234	17,694	185	2,088	6,063
Increase (decrease) in net assets from operations	31,030	64,636	10,273	14,953	3,539	98,909

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(13,914)	(308,764)	(15,254)	(20,698)	—	(114,967)
Administrative expenses	(1,787)	(2,328)	(32)	(59)	(8)	(91)
Transfers between subaccounts (including fixed account), net	29,917	(2,151)	(177,717)	180,106	111	(874,831)
Increase (decrease) in net assets from capital transactions	14,216	(313,243)	(193,003)	159,349	103	(989,889)
Increase (decrease) in net assets	45,246	(248,607)	(182,730)	174,302	3,642	(890,980)
Net assets at beginning of year	233,395	482,002	193,390	19,088	24,982	915,962
Net assets at end of year	$278,641	$233,395	$10,660	$193,390	$28,624	$24,982

Change in units (note 5):
Units purchased	861	482	638	7,617	3	52
Units redeemed	(634)	(7,008)	(7,073)	(1,417)	—	(30,385)
Net increase (decrease) in units from capital transactions with contract owners	227	(6,526)	(6,435)	6,200	3	(30,333)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BNY Mellon (continued)		BlackRock Variable Series Funds, Inc.

BNY Mellon Variable Investment Fund — Government Money Market Portfolio		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares		BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$19,297	$21,265	$(134)	$(336)	$530	$(21,962)	$536,559	$(126,071)	$(2,495)	$(2,764)
—	—	(15,038)	(45,986)	7,622	8,317	(47,119)	(209,394)	12,794	11,510
(1)	—	9,377	55,491	34,706	227,233	1,180,551	161,919	(21,431)	21,923
—	—	9,955	—	63,446	41,146	2,472,207	2,089,024	26,390	13,746
19,296	21,265	4,160	9,169	106,304	254,734	4,142,198	1,915,478	15,258	44,415

—	—	—	—	86,641	525	—	28,447	—	—
(141,766)	(532,390)	(39,275)	(103,179)	(168,974)	(134,969)	(3,767,737)	(4,030,070)	(828)	(700)
(698)	(580)	(325)	(345)	(6,131)	(25,746)	(447,746)	(472,075)	(78)	(66)
116,117	917,975	719	(453)	(25,884)	(2,356,173)	(829,424)	(315,981)	(32,856)	(22,572)
(26,347)	385,005	(38,881)	(103,977)	(114,348)	(2,516,363)	(5,044,907)	(4,789,679)	(33,762)	(23,338)
(7,051)	406,270	(34,721)	(94,808)	(8,044)	(2,261,629)	(902,709)	(2,874,201)	(18,504)	21,077
807,474	401,204	109,678	204,486	537,028	2,798,657	26,255,174	29,129,375	179,712	158,635
$800,423	$807,474	$74,957	$109,678	$528,984	$537,028	$25,352,465	$26,255,174	$161,208	$179,712

30,543	127,470	122	94	5,750	11,001	25,517	53,887	13	93
(33,298)	(86,755)	(1,225)	(3,206)	(10,106)	(118,899)	(299,221)	(333,261)	(536)	(498)
(2,755)	40,715	(1,103)	(3,112)	(4,356)	(107,898)	(273,704)	(279,374)	(523)	(405)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Columbia Funds Variable Series Trust II				Deutsche DWS Variable Series II

	CTIVP® — Principal Large Cap Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2		DWS Small Mid Cap Value VIP — Class B Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(10,465)	$(125,879)	$2,030	$96,451	$(2,235)	$(559)
Net realized gain (loss) on investments	152,215	3,654,896	49,397	40,823	1,584	129
Change in unrealized appreciation (depreciation) on investments	(56,328)	(2,175,251)	193,486	(26,205)	21,987	(168)
Capital gain distributions	—	—	—	—	7,843	3,583
Increase (decrease) in net assets from operations	85,422	1,353,766	244,913	111,069	29,179	2,985

From capital transactions (note 4):
Net premiums	—	9,942	64,980	525	—	—
Transfers for contract benefits and terminations	(228,537)	(572,250)	(192,239)	(120,365)	(9,112)	(17,256)
Administrative expenses	(3,211)	(103,544)	(1,585)	(20,888)	(58)	(25)
Transfers between subaccounts (including fixed account), net	(37,481)	(12,404,597)	(43,290)	(2,307,082)	167,616	536
Increase (decrease) in net assets from capital transactions	(269,229)	(13,070,449)	(172,134)	(2,447,810)	158,446	(16,745)
Increase (decrease) in net assets	(183,807)	(11,716,683)	72,779	(2,336,741)	187,625	(13,760)
Net assets at beginning of year	719,116	12,435,799	751,043	3,087,784	68,294	82,054
Net assets at end of year	$535,309	$719,116	$823,822	$751,043	$255,919	$68,294

Change in units (note 5):
Units purchased	707	15,330	8,739	17,130	7,971	20
Units redeemed	(8,731)	(502,074)	(19,235)	(193,536)	(1,073)	(405)
Net increase (decrease) in units from capital transactions with contract owners	(8,024)	(486,744)	(10,496)	(176,406)	6,898	(385)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Eaton Vance Variable Trust		Federated Hermes Insurance Series

VT Floating-Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$146,877	$193,341	$9	$9	$24,654	$21,457	$(45,875)	$(22,920)	$415	$199
(30,302)	(10,931)	(5)	(5)	(17,781)	(21,845)	3,338	28,117	5	(29)
(55,419)	(3,647)	7	6	25,291	23,775	(36,260)	189,978	721	3,350
—	—	—	—	—	—	334,186	17,088	504	—
61,156	178,763	11	10	32,164	23,387	255,389	212,263	1,645	3,520

67,243	840	—	—	624	30,652	180	375	—	—
(461,886)	(302,565)	—	(6)	(90,467)	(157,628)	(406,281)	(223,879)	(215)	(177)
(33,735)	(36,153)	(1)	(1)	(1,449)	(1,559)	(33,064)	(16,270)	(37)	(35)
109,634	180,403	(29)	(25)	(20,136)	8,660	(9,816)	2,239,258	508	564
(318,744)	(157,475)	(30)	(32)	(111,428)	(119,875)	(448,981)	1,999,484	256	352
(257,588)	21,288	(19)	(22)	(79,264)	(96,488)	(193,592)	2,211,747	1,901	3,872
3,128,829	3,107,541	194	216	563,404	659,892	2,833,451	621,704	29,041	25,169
$2,871,241	$3,128,829	$175	$194	$484,140	$563,404	$2,639,859	$2,833,451	$30,942	$29,041

37,375	30,588	—	—	1,335	1,741	15,923	106,926	23	27
(58,619)	(41,369)	(1)	(1)	(5,793)	(6,901)	(30,949)	(15,535)	(11)	(10)
(21,244)	(10,781)	(1)	(1)	(4,458)	(5,160)	(15,026)	91,391	12	17

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund

	VIP Asset Manager 50% Portfolio — Initial Class		VIP Asset Manager 50% Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$1,366	$1,128	$359	$305	$(25,536)	$(18,561)
Net realized gain (loss) on investments	214	534	344	261	455,626	281,711
Change in unrealized appreciation (depreciation) on investments	7,986	5,046	2,577	1,901	(247,769)	197,025
Capital gain distributions	5,200	711	2,013	278	238,749	166,120
Increase (decrease) in net assets from operations	14,766	7,419	5,293	2,745	421,070	626,295

From capital transactions (note 4):
Net premiums	—	—	—	—	—	17,384
Transfers for contract benefits and terminations	(605)	(6,436)	(2,602)	(2,471)	(721,771)	(654,147)
Administrative expenses	(11)	(18)	(103)	(100)	(38,509)	(48,183)
Transfers between subaccounts (including fixed account), net	(2)	15	(27)	9	(1,170,806)	(425,657)
Increase (decrease) in net assets from capital transactions	(618)	(6,439)	(2,732)	(2,562)	(1,931,086)	(1,110,603)
Increase (decrease) in net assets	14,148	980	2,561	183	(1,510,016)	(484,308)
Net assets at beginning of year	110,734	109,754	41,802	41,619	4,619,316	5,103,624
Net assets at end of year	$124,882	$110,734	$44,363	$41,802	$3,109,300	$4,619,316

Change in units (note 5):
Units purchased	—	—	6	8	5,068	5,116
Units redeemed	(22)	(252)	(125)	(128)	(76,531)	(50,133)
Net increase (decrease) in units from capital transactions with contract owners	(22)	(252)	(119)	(120)	(71,463)	(45,017)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class		VIP Equity-Income PortfolioSM — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(12,427)	$(10,520)	$(343,363)	$(348,256)	$(192)	$(457)	$1,163	$654	$(290)	$(832)
12,055	20,428	1,258,561	1,810,815	225	9,118	977	9,601	97,536	64,234
19,434	113,451	(594,230)	1,844,375	(456)	(3,273)	25,412	9,098	140,420	94,778
160,714	103,324	3,383,651	2,506,474	2,968	1,490	14,996	14,283	131,755	141,150
179,776	226,683	3,704,619	5,813,408	2,545	6,878	42,548	33,636	369,421	299,330

—	15,368	900	78,065	—	—	—	—	12,229	—
(17,901)	(32,660)	(2,525,013)	(2,284,854)	—	(24,789)	(1,150)	(54,346)	(332,145)	(220,373)
(508)	(507)	(215,493)	(230,197)	(85)	(85)	(34)	(39)	(15,680)	(15,740)
—	(3,008)	(1,210,454)	(2,114,777)	(117)	(615)	—	(197)	(103,605)	(65,597)
(18,409)	(20,807)	(3,950,060)	(4,551,763)	(202)	(25,489)	(1,184)	(54,582)	(439,201)	(301,710)
161,367	205,876	(245,441)	1,261,645	2,343	(18,611)	41,364	(20,946)	(69,780)	(2,380)
922,102	716,226	21,072,917	19,811,272	15,145	33,756	245,791	266,737	2,367,309	2,369,689
$1,083,469	$922,102	$20,827,476	$21,072,917	$17,488	$15,145	$287,155	$245,791	$2,297,529	$2,367,309

—	195	35,685	54,144	12	3	—	—	1,911	3,382
(204)	(458)	(116,283)	(166,851)	(15)	(381)	(27)	(1,402)	(15,716)	(14,243)
(204)	(263)	(80,598)	(112,707)	(3)	(378)	(27)	(1,402)	(13,805)	(10,861)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$460	$102	$(1,358)	$(2,111)	$(1,296)	$(1,141)
Net realized gain (loss) on investments	31,316	7,879	41,319	27,741	1,728	4,369
Change in unrealized appreciation (depreciation) on investments	(5,831)	23,586	10,849	45,857	15,512	21,615
Capital gain distributions	27,696	17,925	62,972	42,208	1,458	—
Increase (decrease) in net assets from operations	53,641	49,492	113,782	113,695	17,402	24,843

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(75,587)	(15,472)	(69,263)	(35,743)	(1,584)	(7,164)
Administrative expenses	(186)	(130)	(3,580)	(3,621)	(68)	(70)
Transfers between subaccounts (including fixed account), net	(13)	(48)	11,218	(19,504)	—	—
Increase (decrease) in net assets from capital transactions	(75,786)	(15,650)	(61,625)	(58,868)	(1,652)	(7,234)
Increase (decrease) in net assets	(22,145)	33,842	52,157	54,827	15,750	17,609
Net assets at beginning of year	280,374	246,532	638,172	583,345	87,484	69,875
Net assets at end of year	$258,229	$280,374	$690,329	$638,172	$103,234	$87,484

Change in units (note 5):
Units purchased	—	—	880	488	—	—
Units redeemed	(1,349)	(347)	(2,525)	(2,290)	(23)	(116)
Net increase (decrease) in units from capital transactions with contract owners	(1,349)	(347)	(1,645)	(1,802)	(23)	(116)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth Opportunities Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(5,182)	$(4,446)	$(6,882)	$(8,001)	$(16,750)	$(16,332)	$115,420	$140,533	$(62,351)	$(51,972)
21,430	16,912	6,288	10,565	9,310	47,359	(69,080)	(57,305)	(155,416)	147,949
37,561	75,536	(2,660)	7,846	(8,745)	(13,425)	303,831	(99,729)	100,110	(234,715)
4,368	—	81,761	125,544	153,027	232,786	—	—	471,485	680,615
58,177	88,002	78,507	135,954	136,842	250,388	350,171	(16,501)	353,828	541,877

—	—	5,516	2,082	—	1,000	660	965	9,901	8,211
(24,926)	(35,729)	(13,122)	(14,824)	(14,309)	(86,425)	(885,410)	(567,493)	(559,193)	(621,588)
(3,667)	(3,728)	(145)	(157)	(769)	(799)	(102,586)	(70,720)	(28,395)	(25,175)
11,778	(6,159)	(60)	(2,294)	(1,828)	(8,580)	189,927	5,183,592	(2,178,047)	2,226,903
(16,815)	(45,616)	(7,811)	(15,193)	(16,906)	(94,804)	(797,409)	4,546,344	(2,755,734)	1,588,351
41,362	42,386	70,696	120,761	119,936	155,584	(447,238)	4,529,843	(2,401,906)	2,130,228
300,984	258,598	600,014	479,253	1,072,472	916,888	7,189,994	2,660,151	5,483,586	3,353,358
$342,346	$300,984	$670,710	$600,014	$1,192,408	$1,072,472	$6,742,756	$7,189,994	$3,081,680	$5,483,586

1,090	1,864	66	33	68	197	93,960	449,605	15,047	102,109
(1,425)	(1,515)	(175)	(252)	(340)	(1,874)	(155,344)	(79,535)	(103,476)	(30,749)
(335)	349	(109)	(219)	(272)	(1,677)	(61,384)	370,070	(88,429)	71,360

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$252	$258	$(382)	$(520)	$9,805	$14,611
Net realized gain (loss) on investments	2,354	2,273	873	3,130	(125,103)	(167,730)
Change in unrealized appreciation (depreciation) on investments	7,868	(3,687)	919	(6,431)	459,877	584,201
Capital gain distributions	11,949	5,740	1,810	8,562	240,435	—
Increase (decrease) in net assets from operations	22,423	4,584	3,220	4,741	585,014	431,082

From capital transactions (note 4):
Net premiums	—	—	—	7,212	—	50
Transfers for contract benefits and terminations	(5,826)	(5,729)	(2,815)	(12,439)	(519,226)	(655,252)
Administrative expenses	(35)	(35)	(267)	(309)	(75,834)	(78,962)
Transfers between subaccounts (including fixed account), net	(142)	(134)	(15,286)	39	(417,618)	(92,756)
Increase (decrease) in net assets from capital transactions	(6,003)	(5,898)	(18,368)	(5,497)	(1,012,678)	(826,920)
Increase (decrease) in net assets	16,420	(1,314)	(15,148)	(756)	(427,664)	(395,838)
Net assets at beginning of year	121,747	123,061	61,624	62,380	5,804,907	6,200,745
Net assets at end of year	$138,167	$121,747	$46,476	$61,624	$5,377,243	$5,804,907

Change in units (note 5):
Units purchased	—	—	68	240	8,485	6,254
Units redeemed	(233)	(249)	(519)	(388)	(66,830)	(58,790)
Net increase (decrease) in units from capital transactions with contract owners	(233)	(249)	(451)	(148)	(58,345)	(52,536)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)

Franklin Income VIP Fund — Class 2 Shares		Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares		Templeton Foreign VIP Fund — Class 2 Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$574,032	$677,329	$(3,100)	$(3,053)	$10,633	$7,759	$—	$—	$1,417	$1,796
(66,351)	(218,802)	230	5,537	(18,023)	(63,453)	—	—	7,490	1,455
1,102,158	512,669	(25,604)	20,194	(4,983)	293,546	—	—	22,789	(6,597)
196,979	90,183	39,593	20,889	292,971	63,558	—	—	11,851	—
1,806,818	1,061,379	11,119	43,567	280,598	301,410	—	—	43,547	(3,346)

300	300	—	—	32,521	900	—	—	12,936	—
(3,536,129)	(3,056,367)	(3,989)	(35,304)	(398,075)	(336,938)	—	—	(26,259)	(38,615)
(172,261)	(192,227)	(119)	(120)	(33,821)	(37,020)	—	—	(150)	(148)
(197,615)	(688,147)	(1)	1	(10,840)	(445,948)	—	—	(345)	(1,480)
(3,905,705)	(3,936,441)	(4,109)	(35,423)	(410,215)	(819,006)	—	—	(13,818)	(40,243)
(2,098,887)	(2,875,062)	7,010	8,144	(129,617)	(517,596)	—	—	29,729	(43,589)
19,657,653	22,532,715	203,825	195,681	3,018,387	3,535,983	—	—	166,781	210,370
$17,558,766	$19,657,653	$210,835	$203,825	$2,888,770	$3,018,387	$—	$—	$196,510	$166,781

58,132	63,240	—	—	32,033	20,465	—	—	8,450	80
(272,759)	(279,964)	(72)	(699)	(51,986)	(56,940)	—	—	(9,028)	(1,896)
(214,627)	(216,724)	(72)	(699)	(19,953)	(36,475)	—	—	(578)	(1,816)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)				Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares		Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(28)	$(349)	$(4,465)	$(3,370)	$129,996	$193,328
Net realized gain (loss) on investments	(6)	(7,084)	13,885	6,721	—	—
Change in unrealized appreciation (depreciation) on investments	301	5,200	54,368	6,844	—	—
Capital gain distributions	—	—	39,005	1,730	—	—
Increase (decrease) in net assets from operations	267	(2,233)	102,793	11,925	129,996	193,328

From capital transactions (note 4):
Net premiums	—	—	—	50	463,217	86,955
Transfers for contract benefits and terminations	—	(26,558)	(64,156)	(51,391)	(6,309,203)	(5,598,781)
Administrative expenses	(2)	(3)	(2,934)	(3,432)	(22,896)	(26,543)
Transfers between subaccounts (including fixed account), net	(1)	—	(48,330)	112,150	5,168,208	5,273,338
Increase (decrease) in net assets from capital transactions	(3)	(26,561)	(115,420)	57,377	(700,674)	(265,031)
Increase (decrease) in net assets	264	(28,794)	(12,627)	69,302	(570,678)	(71,703)
Net assets at beginning of year	1,843	30,637	527,499	458,197	5,690,571	5,762,274
Net assets at end of year	$2,107	$1,843	$514,872	$527,499	$5,119,893	$5,690,571

Change in units (note 5):
Units purchased	—	—	1,330	16,473	679,487	752,373
Units redeemed	—	(1,850)	(9,101)	(11,341)	(751,977)	(781,438)
Net increase (decrease) in units from capital transactions with contract owners	—	(1,850)	(7,771)	5,132	(72,490)	(29,065)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Goldman Sachs Variable Insurance Trust (continued)				Janus Aspen Series

Goldman Sachs Large Cap Value Fund — Institutional Shares		Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(557)	$(16)	$(785)	$(1,343)	$3,987	$3,844	$(4,212)	$(3,350)	$(8,724)	$(5,226)
(1,458)	(469)	4,919	1,542	12,689	12,033	501,524	452,137	8,913	7,671
(6,666)	3,971	(12,772)	12,082	42,862	59,011	106,871	409,700	(11,275)	66,593
24,798	21,827	30,694	16,687	20,570	—	209,872	—	59,391	30,358
16,117	25,313	22,056	28,968	80,108	74,888	814,055	858,487	48,305	99,396

—	—	300	300	3,940	1,504	1,840	15,425	4,334	144
(12,229)	(9,235)	(73,415)	(9,150)	(20,974)	(20,889)	(897,635)	(687,777)	(22,496)	(17,419)
(4)	(4)	(203)	(166)	(611)	(600)	(73,863)	(75,831)	(338)	(387)
(3)	(1)	496	(434)	(17)	(1,577)	(65,565)	(378,986)	(53)	(39)
(12,236)	(9,240)	(72,822)	(9,450)	(17,662)	(21,562)	(1,035,223)	(1,127,169)	(18,553)	(17,701)
3,881	16,073	(50,766)	19,518	62,446	53,326	(221,168)	(268,682)	29,752	81,695
182,601	166,528	291,677	272,159	604,308	550,982	6,719,927	6,988,609	798,569	716,874
$186,482	$182,601	$240,911	$291,677	$666,754	$604,308	$6,498,759	$6,719,927	$828,321	$798,569

—	—	29	23	63	30	6,373	5,846	53	2
(380)	(305)	(1,080)	(154)	(365)	(438)	(38,033)	(47,866)	(290)	(241)
(380)	(305)	(1,051)	(131)	(302)	(408)	(31,660)	(42,020)	(237)	(239)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,562)	$(953)	$8	$7	$(11,335)	$(12,039)
Net realized gain (loss) on investments	272	269	—	—	16,028	13,265
Change in unrealized appreciation (depreciation) on investments	(1,936)	9,659	4	(6)	33,339	157,663
Capital gain distributions	9,992	4,891	—	—	120,130	51,966
Increase (decrease) in net assets from operations	6,766	13,866	12	1	158,162	210,855

From capital transactions (note 4):
Net premiums	—	—	—	—	7,486	—
Transfers for contract benefits and terminations	—	—	—	—	(34,524)	(28,961)
Administrative expenses	—	—	(3)	(3)	(365)	(378)
Transfers between subaccounts (including fixed account), net	4,059	1,569	—	—	(181)	(214)
Increase (decrease) in net assets from capital transactions	4,059	1,569	(3)	(3)	(27,584)	(29,553)
Increase (decrease) in net assets	10,825	15,435	9	(2)	130,578	181,302
Net assets at beginning of year	117,346	101,911	219	221	981,022	799,720
Net assets at end of year	$128,171	$117,346	$228	$219	$1,111,600	$981,022

Change in units (note 5):
Units purchased	68	28	—	—	59	—
Units redeemed	—	—	—	—	(310)	(299)
Net increase (decrease) in units from capital transactions with contract owners	68	28	—	—	(251)	(299)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Service Shares		Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$(14,466)	$(47,811)	$(1,662)	$(1,493)	$(1,293)	$(1,231)	$—	$—	$35	$(58)
70,583	936,683	7,206	4,655	8,510	4,779	—	—	1,580	981
(37,824)	(438,538)	17,254	32,749	4,613	16,796	—	—	19,901	2,904
152,153	270,238	21,408	7,128	11,447	4,306	—	—	—	—
170,446	720,572	44,206	43,039	23,277	24,650	—	—	21,516	3,827

—	665	—	1,157	—	—	—	—	2,364	—
(166,724)	(305,761)	(14,200)	(7,995)	(11,787)	(4,918)	—	—	(5,442)	(5,246)
(6,671)	(32,757)	(156)	(141)	(4)	(7)	—	—	(55)	(66)
(44,665)	(3,338,213)	(2)	(1,213)	(4,679)	(4,163)	—	—	(4)	(54)
(218,060)	(3,676,066)	(14,358)	(8,192)	(16,470)	(9,088)	—	—	(3,137)	(5,366)
(47,614)	(2,955,494)	29,848	34,847	6,807	15,562	—	—	18,379	(1,539)
1,172,431	4,127,925	234,313	199,466	131,571	116,009	—	—	80,809	82,348
$1,124,817	$1,172,431	$264,161	$234,313	$138,378	$131,571	$—	$—	$99,188	$80,809

1,211	3,728	—	38	1	2	—	—	59	—
(4,208)	(89,314)	(378)	(296)	(516)	(341)	—	—	(143)	(158)
(2,997)	(85,586)	(378)	(258)	(515)	(339)	—	—	(84)	(158)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(212)	$(233)	$(8,218)	$(7,787)	$(141)	$(148)
Net realized gain (loss) on investments	769	842	46,767	8,829	685	991
Change in unrealized appreciation (depreciation) on investments	20,484	2,387	14,806	139,562	248	1,747
Capital gain distributions	—	—	48,164	15,909	828	298
Increase (decrease) in net assets from operations	21,041	2,996	101,519	156,513	1,620	2,888

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(689)	(1,820)	(91,328)	(13,516)	(749)	(633)
Administrative expenses	(17)	(16)	(346)	(269)	(5)	(5)
Transfers between subaccounts (including fixed account), net	(2)	(1)	(5)	—	(487)	(1,568)
Increase (decrease) in net assets from capital transactions	(708)	(1,837)	(91,679)	(13,785)	(1,241)	(2,206)
Increase (decrease) in net assets	20,333	1,159	9,840	142,728	379	682
Net assets at beginning of year	79,421	78,262	615,206	472,478	10,677	9,995
Net assets at end of year	$99,754	$79,421	$625,046	$615,206	$11,056	$10,677

Change in units (note 5):
Units purchased	—	—	—	—	—	—
Units redeemed	(22)	(68)	(1,361)	(258)	(26)	(58)
Net increase (decrease) in units from capital transactions with contract owners	(22)	(68)	(1,361)	(258)	(26)	(58)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Legg Mason Partners Variable Equity Trust								Lincoln Variable Insurance Products Trust

ClearBridge Variable Dividend Strategy Portfolio — Class I		ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Growth Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I		LVIP American Century Disciplined Core Value Fund — Standard Class II

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$—	$—	$(623)	$(1,176)	$(2,048)	$(2,069)	$(985)	$(711)	$86	$(95)
—	—	24,739	2,739	(1,211)	(9,840)	(2,857)	242	43	194
—	—	(24,837)	2,774	(4,383)	(14,429)	(1,055)	(19,100)	5,076	4,935
—	—	6,223	17,680	21,687	42,089	20,290	31,754	—	—
—	—	5,502	22,017	14,045	15,751	15,393	12,185	5,205	5,034

—	—	—	—	—	—	—	—	—	—
—	—	(130,395)	(11,870)	(1,173)	(38,993)	(21,552)	(2,756)	(388)	—
—	—	(231)	(241)	(140)	(123)	(294)	(257)	(3)	(3)
—	—	941	(1,239)	(1,146)	21,713	679	16,993	(30)	(6,958)
—	—	(129,685)	(13,350)	(2,459)	(17,403)	(21,167)	13,980	(421)	(6,961)
—	—	(124,183)	8,667	11,586	(1,652)	(5,774)	26,165	4,784	(1,927)
—	—	171,140	162,473	125,705	127,357	217,120	190,955	39,994	41,921
$—	$—	$46,957	$171,140	$137,291	$125,705	$211,346	$217,120	$44,778	$39,994

—	—	158	70	—	542	35	881	2	—
—	—	(4,246)	(628)	(54)	(863)	(1,188)	(168)	(12)	(154)
—	—	(4,088)	(558)	(54)	(321)	(1,153)	713	(10)	(154)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Lincoln Variable Insurance Products Trust (continued)

	LVIP American Century Inflation Protection Fund — Service Class		LVIP American Century International Fund — Standard Class II		LVIP American Century Ultra® Fund — Standard Class II

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$145,293	$56,909	$(1,381)	$(666)	$(9,653)	$(8,943)
Net realized gain (loss) on investments	(43,686)	(40,280)	3,393	1,719	94,764	16,275
Change in unrealized appreciation (depreciation) on investments	20,295	(21,346)	23,526	1,957	(70,817)	77,549
Capital gain distributions	—	—	—	—	51,010	45,306
Increase (decrease) in net assets from operations	121,902	(4,717)	25,538	3,010	65,304	130,187

From capital transactions (note 4):
Net premiums	480	840	—	—	20,698	—
Transfers for contract benefits and terminations	(333,248)	(291,095)	(25,056)	(20,204)	(40,266)	(14,507)
Administrative expenses	(29,095)	(31,357)	(59)	(64)	(243)	(235)
Transfers between subaccounts (including fixed account), net	74,225	279,925	(4,681)	(4,312)	(3,709)	(19,196)
Increase (decrease) in net assets from capital transactions	(287,638)	(41,687)	(29,796)	(24,580)	(23,520)	(33,938)
Increase (decrease) in net assets	(165,736)	(46,404)	(4,258)	(21,570)	41,784	96,249
Net assets at beginning of year	2,821,032	2,867,436	199,009	220,579	600,508	504,259
Net assets at end of year	$2,655,296	$2,821,032	$194,751	$199,009	$642,292	$600,508

Change in units (note 5):
Units purchased	34,910	38,765	1,119	1,856	4,224	40
Units redeemed	(58,387)	(41,923)	(3,018)	(2,960)	(4,496)	(515)
Net increase (decrease) in units from capital transactions with contract owners	(23,477)	(3,158)	(1,899)	(1,104)	(272)	(475)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Lincoln Variable Insurance Products Trust (continued)

LVIP American Century Value Fund — Standard Class II		LVIP JPMorgan Core Bond Fund — Standard Class		LVIP JPMorgan Mid Cap Value Fund — Standard Class		LVIP JPMorgan Small Cap Core Fund — Standard Class		LVIP JPMorgan U.S. Equity Fund — Standard Class

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$215	$2,025	$17,833	$28,554	$(3,826)	$(3,752)	$(2,947)	$(2,457)	$(7,021)	$(8,365)
1,754	35,932	(13,525)	(13,583)	22,249	28,356	16,528	19,338	27,825	177,744
7,208	(40,816)	52,325	(11,449)	(72,530)	(49,845)	(12,868)	6,726	14,758	(71,414)
12,101	24,839	—	—	75,109	113,922	8,607	4,321	28,085	15,004
21,278	21,980	56,633	3,522	21,002	88,681	9,320	27,928	63,647	112,969

—	—	—	—	25,873	—	18,111	—	—	—
(11,590)	(93,047)	(111,277)	(92,978)	(83,980)	(104,228)	(41,937)	(47,586)	(93,296)	(56,672)
(303)	(309)	(677)	(672)	(481)	(507)	(98)	(115)	(199)	(122)
90	(247,821)	20,832	183,387	28,655	(14,261)	(167,976)	169,029	717,168	(645,584)
(11,803)	(341,177)	(91,122)	89,737	(29,933)	(118,996)	(191,900)	121,328	623,673	(702,378)
9,475	(319,197)	(34,489)	93,259	(8,931)	(30,315)	(182,580)	149,256	687,320	(589,409)
156,486	475,683	1,079,445	986,186	717,398	747,713	292,551	143,295	331,280	920,689
$165,961	$156,486	$1,044,956	$1,079,445	$708,467	$717,398	$109,971	$292,551	$1,018,600	$331,280

13	1,246	8,211	19,928	9,271	1,685	7,806	11,228	14,769	184
(259)	(12,854)	(15,307)	(12,070)	(10,492)	(5,067)	(16,697)	(3,538)	(2,305)	(16,773)
(246)	(11,608)	(7,096)	7,858	(1,221)	(3,382)	(8,891)	7,690	12,464	(16,589)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust

	MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,431)	$(2,770)	$(5,634)	$(5,777)	$22,554	$14,840
Net realized gain (loss) on investments	5,048	7,234	(11,413)	(2,456)	24,655	46,884
Change in unrealized appreciation (depreciation) on investments	(81,068)	16,680	54,814	25,605	(3,918)	(39,127)
Capital gain distributions	105,566	18,157	—	—	243,678	171,938
Increase (decrease) in net assets from operations	27,115	39,301	37,767	17,372	286,969	194,535

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(10,790)	(16,348)	(35,782)	(1,409)	(407,098)	(386,362)
Administrative expenses	(265)	(289)	(49)	(60)	(34,339)	(36,799)
Transfers between subaccounts (including fixed account), net	(9,565)	(774)	240	1,135	28,825	(79,926)
Increase (decrease) in net assets from capital transactions	(20,620)	(17,411)	(35,591)	(334)	(412,612)	(503,087)
Increase (decrease) in net assets	6,495	21,890	2,176	17,038	(125,643)	(308,552)
Net assets at beginning of year	253,638	231,748	378,504	361,466	3,434,319	3,742,871
Net assets at end of year	$260,133	$253,638	$380,680	$378,504	$3,308,676	$3,434,319

Change in units (note 5):
Units purchased	19	15	18	43	7,481	8,651
Units redeemed	(518)	(466)	(979)	(52)	(27,819)	(34,498)
Net increase (decrease) in units from capital transactions with contract owners	(499)	(451)	(961)	(9)	(20,338)	(25,847)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

MFS® Variable Insurance Trust (continued)		MFS® Variable Insurance Trust II				PIMCO Variable Insurance Trust

MFS® Utilities Series — Service Class Shares		MFS® Income Portfolio — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$6,776	$3,446	$632	$587	$(8,728)	$(10,744)	$6,627	$10,415	$132,714	$129,089
36,631	17,072	(169)	(457)	70,552	15,171	(2,498)	(2,442)	3,190	(20,170)
28,808	28,140	851	181	(61,159)	18,168	22,136	(3,793)	61,543	40,955
8,646	21,537	—	—	43,646	64,145	—	—	—	—
80,861	70,195	1,314	311	44,311	86,740	26,265	4,180	197,447	149,874

—	7,212	—	—	86,641	—	—	—	180	13,522
(157,011)	(83,446)	(2,285)	(1,324)	(168,002)	(86,170)	(10,541)	(10,219)	(320,162)	(417,492)
(4,987)	(5,461)	(31)	(32)	(540)	(635)	(1,432)	(1,637)	(30,572)	(32,981)
(13,801)	(4,644)	(1)	(2,643)	(357,906)	166,023	(4,926)	8,390	22,396	(95,232)
(175,799)	(86,339)	(2,317)	(3,999)	(439,807)	79,218	(16,899)	(3,466)	(328,158)	(532,183)
(94,938)	(16,144)	(1,003)	(3,688)	(395,496)	165,958	9,366	714	(130,711)	(382,309)
735,658	751,802	25,129	28,817	702,049	536,091	218,297	217,583	3,001,874	3,384,183
$640,720	$735,658	$24,126	$25,129	$306,553	$702,049	$227,663	$218,297	$2,871,163	$3,001,874

1,449	3,123	—	11	7,064	8,284	341	662	15,577	20,659
(6,267)	(5,982)	(199)	(376)	(22,700)	(4,675)	(1,319)	(870)	(32,623)	(48,482)
(4,818)	(2,859)	(199)	(365)	(15,636)	3,609	(978)	(208)	(17,046)	(27,823)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)

	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$153	$152	$54,472	$57,097	$105,737	$139,074
Net realized gain (loss) on investments	(11)	(8)	(246,988)	(1,381,921)	(26,001)	(123,423)
Change in unrealized appreciation (depreciation) on investments	43	145	371,914	926,038	95,855	147,749
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	185	289	179,398	(398,786)	175,591	163,400

From capital transactions (note 4):
Net premiums	—	—	12,554	1,210	180	810
Transfers for contract benefits and terminations	(43)	(38)	(427,998)	(547,139)	(507,594)	(583,089)
Administrative expenses	(2)	(2)	(46,041)	(78,855)	(59,261)	(80,233)
Transfers between subaccounts (including fixed account), net	152	743	520,896	(2,914,191)	186,852	(1,473,172)
Increase (decrease) in net assets from capital transactions	107	703	59,411	(3,538,975)	(379,823)	(2,135,684)
Increase (decrease) in net assets	292	992	238,809	(3,937,761)	(204,232)	(1,972,284)
Net assets at beginning of year	7,968	6,976	3,433,499	7,371,260	4,938,415	6,910,699
Net assets at end of year	$8,260	$7,968	$3,672,308	$3,433,499	$4,734,183	$4,938,415

Change in units (note 5):
Units purchased	13	41	87,331	103,772	68,714	101,835
Units redeemed	(8)	(2)	(78,103)	(369,570)	(102,138)	(296,793)
Net increase (decrease) in units from capital transactions with contract owners	5	39	9,228	(265,798)	(33,424)	(194,958)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

Total Return Portfolio — Administrative Class Shares		NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

$251,704	$253,559	$(3,123)	$(2,673)	$6,742	$5,070	$(8,799)	$(8,310)	$(4,504)	$35,756
(218,761)	(233,172)	16,226	8,134	(4,016)	(5,147)	5,551	16,188	(7,033)	24,339
688,789	66,054	3,415	30,852	10,408	(8,026)	(11,612)	12,646	4,328	278,661
—	—	11,426	4,003	—	—	108,778	109,290	10,486	—
721,732	86,441	27,944	40,316	13,134	(8,103)	93,918	129,814	3,277	338,756

12,924	14,452	—	—	—	25	—	—	300	11,637
(1,403,036)	(1,266,311)	(13,240)	(10,436)	(14,022)	(21,847)	(22,932)	(40,866)	(112,086)	(335,993)
(137,275)	(139,578)	(78)	(78)	(2,102)	(2,535)	(150)	(149)	(3,984)	(48,434)
(372,603)	1,934,041	(23,963)	20,230	7,702	14,918	(2,775)	(8,057)	29,069	(5,282,472)
(1,899,990)	542,604	(37,281)	9,716	(8,422)	(9,439)	(25,857)	(49,072)	(86,701)	(5,655,262)
(1,178,258)	629,045	(9,337)	50,032	4,712	(17,542)	68,061	80,742	(83,424)	(5,316,506)
11,150,948	10,521,903	229,322	179,290	313,785	331,327	546,423	465,681	890,784	6,207,290
$9,972,690	$11,150,948	$219,985	$229,322	$318,497	$313,785	$614,484	$546,423	$807,360	$890,784

99,941	202,347	5	344	1,854	2,220	15	5	2,117	35,007
(233,604)	(156,066)	(607)	(210)	(2,585)	(3,078)	(431)	(863)	(3,734)	(285,303)
(133,663)	46,281	(602)	134	(731)	(858)	(416)	(858)	(1,617)	(250,296)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(33,941)	$(26,864)	$(12,670)	$(12,377)	$74,732	$239,481
Net realized gain (loss) on investments	369,971	329,374	(7,714)	(46)	34,874	(37,749)
Change in unrealized appreciation (depreciation) on investments	105,516	427,693	(89,673)	14,645	606,944	502,606
Capital gain distributions	436,470	521,196	93,241	69,177	353,732	1,624
Increase (decrease) in net assets from operations	878,016	1,251,399	(16,816)	71,399	1,070,282	705,962

From capital transactions (note 4):
Net premiums	108,696	158,330	30,324	11,540	21,774	23,468
Transfers for contract benefits and terminations	(509,330)	(708,526)	(99,382)	(66,544)	(437,719)	(436,891)
Administrative expenses	(4,888)	(5,562)	(2,600)	(2,646)	(2,486)	(2,403)
Transfers between subaccounts (including fixed account), net	(387,758)	(148,573)	22,120	24,416	(2,929)	(6,599)
Increase (decrease) in net assets from capital transactions	(793,280)	(704,331)	(49,538)	(33,234)	(421,360)	(422,425)
Increase (decrease) in net assets	84,736	547,068	(66,354)	38,165	648,922	283,537
Net assets at beginning of year	6,292,827	5,745,759	868,622	830,457	7,842,619	7,559,082
Net assets at end of year	$6,377,563	$6,292,827	$802,268	$868,622	$8,491,541	$7,842,619

Change in units (note 5):
Units purchased	4,931	5,245	2,506	1,581	13,792	43,132
Units redeemed	(20,284)	(20,570)	(3,732)	(2,543)	(30,754)	(61,954)
Net increase (decrease) in units from capital transactions with contract owners	(15,353)	(15,325)	(1,226)	(962)	(16,962)	(18,822)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios				The Prudential Series Fund

Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Period from January 1 to April 11, 2025	Year ended December 31, 2024

$44,046	$661,311	$(5,950)	$(4,740)	$(3,422)	$(4,034)	$(1,044)	$(823)	$(1,718)	$(28,432)
198,952	(194,339)	2,561	5,716	9,687	26,479	(9,059)	(2,285)	32,103	256,813
2,177,729	2,299,229	(18,835)	(4,760)	27,490	70,166	13,411	8,205	(50,910)	(44,159)
1,198,256	6,303	83,859	86,427	28,808	—	925	—	—	—
3,618,983	2,772,504	61,635	82,643	62,563	92,611	4,233	5,097	(20,525)	184,222

—	—	—	—	—	925	3,152	—	75	875
(4,412,954)	(4,124,633)	(18,586)	(16,009)	(21,157)	(123,830)	(28,353)	(3,947)	(31,278)	(127,691)
(317,207)	(343,493)	(540)	(526)	(56)	(51)	(77)	(66)	(746)	(22,697)
(553,618)	(1,222,479)	542	3,470	—	(1,020)	(92)	(40)	(310,851)	(2,307,749)
(5,283,779)	(5,690,605)	(18,584)	(13,065)	(21,213)	(123,976)	(25,370)	(4,053)	(342,800)	(2,457,262)
(1,664,796)	(2,918,101)	43,051	69,578	41,350	(31,365)	(21,137)	1,044	(363,325)	(2,273,040)
30,245,538	33,163,639	439,480	369,902	226,344	257,709	79,034	77,990	363,325	2,636,365
$28,580,742	$30,245,538	$482,531	$439,480	$267,694	$226,344	$57,897	$79,034	$—	$363,325

48,630	37,317	56	230	—	21	94	—	771	41,778
(382,085)	(420,711)	(457)	(500)	(318)	(2,442)	(825)	(127)	(28,654)	(297,385)
(333,455)	(383,394)	(401)	(270)	(318)	(2,421)	(731)	(127)	(27,883)	(255,607)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	The Prudential Series Fund (continued)

	PSF PGIM Jennison Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(8,703)	$(3,604)	$(4,112)	$(5,818)
Net realized gain (loss) on investments	29,342	6,524	4,632	249,180
Change in unrealized appreciation (depreciation) on investments	109,052	45,256	29,317	(148,071)
Capital gain distributions	—	—	—	—
Increase (decrease) in net assets from operations	129,691	48,176	29,837	95,291

From capital transactions (note 4):
Net premiums	225	—	—	—
Transfers for contract benefits and terminations	(152,523)	(3,648)	(2,262)	(366,198)
Administrative expenses	(3,396)	(1,125)	(481)	(1,077)
Transfers between subaccounts (including fixed account), net	476,894	23,084	(181)	19,168
Increase (decrease) in net assets from capital transactions	321,200	18,311	(2,924)	(348,107)
Increase (decrease) in net assets	450,891	66,487	26,913	(252,816)
Net assets at beginning of year	275,401	208,914	250,441	503,257
Net assets at end of year	$726,292	$275,401	$277,354	$250,441

Change in units (note 5):
Units purchased	40,880	6,093	—	228
Units redeemed	(13,631)	(4,808)	(31)	(4,567)
Net increase (decrease) in units from capital transactions with contract owners	27,249	1,285	(31)	(4,339)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2025

(1)	Description of Entity

Genworth Life of New York VA Separate Account 1 (the “Separate Account”) is a separate investment account established on April 1, 1996, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLAIC is a direct, wholly-owned subsidiary of GLIC, and GLIC is a direct, wholly-owned subsidiary of Genworth North America Corporations (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

During the years ended December 31, 2025 and 2024, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Columbia Funds Variable Series Trust II — CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Funds Variable Series Trust II — CTIVP® — Principal Large Cap Growth Fund — Class 1	May 30, 2025
Fidelity® Variable Insurance Products Fund — VIP Asset Manager Portfolio — Initial Class	Fidelity® Variable Insurance Products Fund — VIP Asset Manager 50% Portfolio — Initial Class	April 30, 2025
Fidelity® Variable Insurance Products Fund — VIP Asset Manager Portfolio — Service Class 2	Fidelity® Variable Insurance Products Fund — VIP Asset Manager 50% Portfolio — Service Class 2	April 30, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Large Cap Fund — Series I shares	April 29, 2025
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Large Cap Fund — Series II Shares	April 29, 2025
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Aggressive Growth Portfolio — Class II	Legg Mason Partners Variable Equity Trust — ClearBridge Variable Growth Portfolio — Class II	April 29, 2024
American Century Variable Portfolios II, Inc. — VP Inflation Protection Fund — Class II	Lincoln Variable Insurance Products Trust — LVIP American Century Inflation Protection Fund — Service Class	April 26, 2024
American Century Variable Portfolios, Inc. — VP Disciplined Core Value Fund - Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Disciplined Core Value Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP International Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century International Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP Ultra® Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Ultra® Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP Value Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Value Fund — Standard Class II	April 26, 2024

During the years ended December 31, 2025 and 2024, the following Portfolios were liquidated, and the Portfolio assets were reinvested in new or existing Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	April 11, 2025
Deutsche DWS Variable Series I — DWS Capital Growth VIP — Class B Shares	BNY Mellon — BNY Mellon Variable Investment Fund — Government Money Market Portfolio	June 17, 2024

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP — Class B Shares	BNY Mellon — BNY Mellon Variable Investment Fund — Government Money Market Portfolio	June 17, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares	April 26, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series II shares	April 26, 2024

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2025 and there were no transfers between the levels during 2025.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY’s General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts within the Separate Account apply the guidance in Topic 280, Segment Reporting, which impacts financial statement disclosures only and does not affect the financial position or results of operations of the subaccounts of the Separate Account. The subaccounts have acted as single reportable segments, and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design, and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2025 through April 23, 2026, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2025 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B	$194,989	$427,628
AB VPS International Value Portfolio — Class B	11,023	62,386
AB VPS Large Cap Growth Portfolio — Class B	140,940	280,755
AB VPS Relative Value Portfolio — Class B	488,799	934,986
AB VPS Small Cap Growth Portfolio — Class B	35,481	53,689
AB VPS Sustainable Global Thematic Portfolio — Class B	7,314	1,413
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	50,428	274,183
Invesco V.I. American Franchise Fund — Series II shares	7,016	7,917
Invesco V.I. American Value Fund — Series II shares	101,907	19,174
Invesco V.I. Comstock Fund — Series II shares	1,368,396	860,865
Invesco V.I. Core Equity Fund — Series I shares	3,041,104	2,537,289
Invesco V.I. Core Plus Bond Fund — Series I shares	49,503	10,638
Invesco V.I. Discovery Large Cap Fund — Series I shares	19,578	58,752
Invesco V.I. Discovery Large Cap Fund — Series II Shares	387,888	205,048
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	19,758	29,323
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	14,700	2,647
Invesco V.I. EQV International Equity Fund — Series II shares	479,401	766,493
Invesco V.I. Equity and Income Fund — Series I shares	2,480	540
Invesco V.I. Equity and Income Fund — Series II shares	244,849	460,164
Invesco V.I. Global Fund — Series II shares	744,116	729,546
Invesco V.I. Global Real Estate Fund — Series II shares	14,629	210,783
Invesco V.I. Global Strategic Income Fund — Series I shares	197	224
Invesco V.I. Main Street Fund® — Series II shares	2,086,837	3,330,933
Invesco V.I. Main Street Small Cap Fund® — Series II shares	865,762	1,079,182
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	134,923	38,968
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	36,090	212,141
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	2,266	423
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	318,965	325,863
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	14,769	43,829
BlackRock Basic Value V.I. Fund — Class III Shares	264,463	314,833
BlackRock Global Allocation V.I. Fund — Class III Shares	3,951,411	5,959,728
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	27,177	37,044
Columbia Funds Variable Series Trust II
CTIVP® — Principal Large Cap Growth Fund — Class 1	21,742	301,434
Columbia Variable Portfolio — Overseas Core Fund — Class 2	162,252	332,353
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP — Class B Shares	192,829	28,763

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	$753,755	$924,362
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	12	35
Federated Hermes High Income Bond Fund II — Service Shares	68,859	155,408
Federated Hermes Kaufmann Fund II — Service Shares	707,081	869,742
Federated Hermes Managed Volatility Fund II — Primary Shares	1,838	663
Fidelity® Variable Insurance Products Fund
VIP Asset Manager 50% Portfolio — Initial Class	8,208	2,259
VIP Asset Manager 50% Portfolio — Service Class 2	3,162	3,522
VIP Balanced Portfolio — Service Class 2	416,731	2,134,686
VIP Contrafund® Portfolio — Initial Class	162,128	32,243
VIP Contrafund® Portfolio — Service Class 2	4,791,215	5,711,527
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	3,512	937
VIP Equity-Income PortfolioSM — Initial Class	19,874	4,897
VIP Equity-Income PortfolioSM — Service Class 2	224,025	531,633
VIP Growth & Income Portfolio — Initial Class	32,278	79,909
VIP Growth & Income Portfolio — Service Class 2	110,698	110,705
VIP Growth Opportunities Portfolio — Initial Class	1,458	2,949
VIP Growth Opportunities Portfolio — Service Class 2	71,400	89,026
VIP Growth Portfolio — Initial Class	89,076	22,004
VIP Growth Portfolio — Service Class 2	157,083	37,706
VIP Investment Grade Bond Portfolio — Service Class 2	1,404,327	2,094,160
VIP Mid Cap Portfolio — Service Class 2	903,123	3,251,425
VIP Overseas Portfolio — Initial Class	14,097	7,898
VIP Value Strategies Portfolio — Service Class 2	3,933	20,874
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares	496,918	1,259,404
Franklin Income VIP Fund — Class 2 Shares	2,110,899	5,188,285
Franklin Large Cap Growth VIP Fund — Class 2 Shares	39,594	7,208
Franklin Mutual Shares VIP Fund — Class 2 Shares	1,148,981	1,257,014
Templeton Foreign VIP Fund — Class 1 Shares	—	—
Templeton Foreign VIP Fund — Class 2 Shares	210,733	211,282
Templeton Global Bond VIP Fund — Class 1 Shares	—	30
Templeton Growth VIP Fund — Class 2 Shares	61,991	142,867
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	6,673,024	7,182,279
Goldman Sachs Large Cap Value Fund — Institutional Shares	26,792	14,787
Goldman Sachs Mid Cap Value Fund — Institutional Shares	35,170	78,084
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	37,311	30,413
Janus Henderson Balanced Portfolio — Service Shares	500,947	1,330,268
Janus Henderson Enterprise Portfolio — Institutional Shares	66,215	34,101
Janus Henderson Enterprise Portfolio — Service Shares	14,264	1,773
Janus Henderson Flexible Bond Portfolio — Institutional Shares	12	7
Janus Henderson Forty Portfolio — Institutional Shares	130,631	49,415
Janus Henderson Forty Portfolio — Service Shares	218,059	298,434

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Janus Henderson Global Research Portfolio — Institutional Shares	$23,265	$17,875
Janus Henderson Global Research Portfolio — Service Shares	12,260	18,571
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	—	—
Janus Henderson Overseas Portfolio — Institutional Shares	3,645	6,747
Janus Henderson Overseas Portfolio — Service Shares	1,201	2,115
Janus Henderson Research Portfolio — Institutional Shares	48,947	100,680
Janus Henderson Research Portfolio — Service Shares	842	1,396
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I	—	—
ClearBridge Variable Dividend Strategy Portfolio — Class II	9,819	133,907
ClearBridge Variable Growth Portfolio — Class II	21,687	4,507
ClearBridge Variable Large Cap Value Portfolio — Class I	23,322	25,184
Lincoln Variable Insurance Products Trust
LVIP American Century Disciplined Core Value Fund — Standard Class II	811	1,145
LVIP American Century Inflation Protection Fund — Service Class	610,279	755,078
LVIP American Century International Fund — Standard Class II	21,999	53,173
LVIP American Century Ultra® Fund — Standard Class II	369,295	351,457
LVIP American Century Value Fund — Standard Class II	15,329	14,815
LVIP JPMorgan Core Bond Fund — Standard Class	140,337	213,627
LVIP JPMorgan Mid Cap Value Fund — Standard Class	512,200	470,847
LVIP JPMorgan Small Cap Core Fund — Standard Class	311,489	497,740
LVIP JPMorgan U.S. Equity Fund — Standard Class	778,100	133,329
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	107,892	25,378
MFS® New Discovery Series — Service Class Shares	678	41,902
MFS® Total Return Series — Service Class Shares	466,381	612,791
MFS® Utilities Series — Service Class Shares	60,626	220,988
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares	998	2,681
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	247,520	652,430
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	15,574	25,844
High Yield Portfolio — Administrative Class Shares	469,755	667,424
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	536	273
Long-Term U.S. Government Portfolio — Administrative Class Shares	1,206,545	1,097,514
Low Duration Portfolio — Administrative Class Shares	964,061	1,240,247
Total Return Portfolio — Administrative Class Shares	1,789,607	3,443,245
Rydex Variable Trust
NASDAQ — 100® Fund	11,800	40,780
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	31,637	33,329
Premier Growth Equity V.I.S. Fund — Class 1 Shares	109,618	35,498
Real Estate Securities V.I.S. Fund — Class 1 Shares	75,919	156,652
S&P 500® Index V.I.S. Fund — Class 1 Shares	783,352	1,170,670
Small-Cap Equity V.I.S. Fund — Class 1 Shares	192,353	161,319
Total Return V.I.S. Fund — Class 1 Shares	912,820	847,852
Total Return V.I.S. Fund — Class 3 Shares	2,537,720	6,555,983
U.S. Equity V.I.S. Fund — Class 1 Shares	87,184	27,857

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	$28,808	$24,634
Alger Small Cap Growth Portfolio — Class I-2 Shares	4,049	29,539
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	8,173	352,711
PSF PGIM Jennison Blend Portfolio — Class II Shares	504,856	192,334
PSF PGIM Jennison Growth Portfolio — Class II Shares	—	7,035

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge (including benefit rider options) This charge is assessed through a reduction in unit values.	1.00% — 2.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.25% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $30 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2025 and 2024 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2025, 2024, 2023, 2022, and 2021 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

Financial highlights are only disclosed for Portfolios that were available to contract owners as of December 31, 2025. Portfolios liquidated in the current year (see note 1) are not included.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B
2025	1.45% to 2.70%	110,043	19.99 to 12.65	1,998	1.89%	15.66% to 14.20%
2024	1.45% to 2.70%	129,405	17.28 to 11.08	2,044	1.76%	6.99% to 5.63%
2023	1.45% to 2.70%	139,676	16.15 to 10.49	2,072	0.90%	11.03% to 9.63%
2022	1.45% to 2.70%	151,656	14.55 to 9.57	2,039	3.08%	(20.34)% to (21.35)%
2021	1.45% to 2.70%	172,424	18.26 to 12.17	2,930	0.26%	11.72% to 10.30%
AB VPS International Value Portfolio — Class B
2025	1.45% to 1.85%	28,398	16.92 to 14.68	442	2.26%	39.23% to 38.66%
2024	1.45% to 1.85%	32,909	12.15 to 10.59	362	0.97%	3.28% to 2.86%
2023	1.15% to 2.95%	364,227	7.01 to 10.54	2,680	1.11%	13.51% to 11.45%
2022	1.45% to 1.85%	41,456	10.40 to 9.13	382	1.06%	(15.04)% to (15.39)%
2021	1.15% to 2.95%	491,301	7.25 to 11.30	3,790	1.97%	9.58% to 7.59%
AB VPS Large Cap Growth Portfolio — Class B
2025	1.45% to 1.85%	17,327	57.39 to 65.86	1,049	0.00%	11.22% to 10.76%
2024	1.45% to 2.70%	21,600	51.60 to 19.73	1,150	0.00%	23.13% to 21.56%
2023	1.45% to 2.70%	25,603	41.91 to 16.23	1,118	0.00%	32.84% to 31.16%
2022	1.45% to 2.70%	27,183	31.55 to 12.38	890	0.00%	(29.72)% to (30.61)%
2021	1.45% to 2.70%	26,758	44.89 to 17.83	1,250	0.00%	26.79% to 25.18%
AB VPS Relative Value Portfolio — Class B
2025	1.40% to 1.85%	46,083	51.27 to 34.39	1,730	0.86%	8.66% to 8.16%
2024	1.40% to 2.70%	62,624	47.18 to 14.61	2,150	1.39%	11.18% to 9.70%
2023	1.40% to 2.70%	88,319	42.44 to 13.32	2,764	1.27%	10.16% to 8.71%
2022	1.40% to 2.70%	98,030	38.52 to 12.25	2,818	1.11%	(5.75)% to (6.99)%
2021	1.40% to 2.70%	113,681	40.88 to 13.17	3,453	0.62%	26.05% to 24.39%
AB VPS Small Cap Growth Portfolio — Class B
2025	1.45% to 1.80%	7,051	50.17 to 49.79	298	0.00%	2.94% to 2.57%
2024	1.45% to 1.80%	7,271	48.74 to 48.54	301	0.00%	16.72% to 16.30%
2023	1.45% to 1.80%	13,523	41.76 to 41.74	524	0.00%	16.02% to 15.61%
2022	1.45% to 1.80%	15,489	35.99 to 36.10	520	0.00%	(40.14)% to (40.36)%
2021	1.45% to 1.80%	16,101	60.13 to 60.53	921	0.00%	7.62% to 7.24%
AB VPS Sustainable Global Thematic Portfolio — Class B
2025	1.45% to 1.70%	1,363	37.73 to 28.40	50	0.00%	4.49% to 4.22%
2024	1.45% to 1.70%	1,357	36.11 to 27.25	48	0.00%	4.41% to 4.15%
2023	1.45% to 1.70%	1,585	34.58 to 26.16	53	0.03%	14.03% to 13.74%
2022	1.45% to 1.70%	2,106	30.33 to 16.29	60	0.00%	(28.22)% to (28.41)%
2021	1.45% to 1.70%	2,320	42.25 to 22.75	91	0.00%	20.80% to 20.49%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2025	1.45% to 1.70%	4,623	50.54 to 49.21	231	0.00%	10.05% to 9.77%
2024	1.45% to 2.70%	10,145	45.93 to 19.82	437	0.00%	32.92% to 31.23%
2023	1.45% to 2.70%	12,181	34.55 to 15.11	394	0.00%	38.89% to 37.14%
2022	1.45% to 2.70%	12,375	24.88 to 11.02	290	0.00%	(32.11)% to (32.97)%
2021	1.45% to 2.70%	11,602	36.64 to 16.43	407	0.00%	10.30% to 8.90%
Invesco V.I. American Franchise Fund — Series II shares
2025	1.45% to 1.70%	1,181	56.42 to 64.78	68	0.00%	9.77% to 9.49%
2024	1.45% to 1.70%	1,319	51.40 to 59.16	69	0.00%	32.60% to 32.26%
2023	1.45% to 1.70%	10,417	38.76 to 44.73	393	0.00%	38.57% to 38.22%
2022	1.45% to 1.70%	10,889	27.97 to 32.36	297	0.00%	(32.29)% to (32.46)%
2021	1.45% to 1.70%	10,692	41.31 to 47.92	432	0.00%	10.03% to 9.75%
Invesco V.I. American Value Fund — Series II shares
2025	1.45% to 1.80%	33,493	17.42 to 17.13	580	0.23%	19.01% to 18.59%
2024	1.45% to 1.80%	32,954	14.63 to 14.44	480	0.84%	28.20% to 27.74%
2023	1.45% to 1.80%	47,004	11.42 to 11.31	535	0.40%	13.62% to 13.22%
2022	1.45% to 1.80%	44,687	10.05 to 9.99	448	0.49%	(4.27)% to (4.61)%
2021 (4)	1.45% to 1.80%	38,004	10.49 to 10.47	398	0.24%	4.95% to 4.70%
Invesco V.I. Comstock Fund — Series II shares
2025	1.15% to 2.95%	112,140	35.86 to 17.89	3,884	1.57%	15.80% to 13.69%
2024	1.15% to 2.95%	108,112	30.97 to 15.74	3,277	1.33%	13.54% to 11.46%
2023	1.15% to 2.95%	157,069	27.27 to 14.12	4,234	2.21%	10.81% to 8.80%
2022	1.45% to 1.85%	38,605	33.55 to 26.17	1,164	1.17%	(0.61)% to (1.02)%
2021	1.45% to 2.25%	52,083	33.76 to 21.13	1,577	1.57%	31.12% to 30.05%
Invesco V.I. Core Equity Fund — Series I shares 2025	1.15% to 2.95%	336,652	35.14 to 18.55	10,761	0.68%	14.83% to 12.74%
2024	1.15% to 2.95%	341,887	30.60 to 16.46	9,601	0.84%	24.15% to 21.88%
2023	1.45% to 1.70%	15,487	27.89 to 22.54	407	0.11%	21.58% to 21.27%
2022	1.15% to 2.95%	583,672	20.21 to 11.28	10,924	0.86%	(21.46)% to (22.89)%
2021	1.15% to 2.95%	685,931	25.73 to 14.62	16,469	0.79%	26.27% to 23.97%
Invesco V.I. Core Plus Bond Fund — Series I shares
2025	1.40% to 1.40%	55,247	10.59 to 10.59	585	4.34%	5.59% to 5.59%
2024	1.40% to 1.40%	53,067	10.03 to 10.03	532	3.81%	1.61% to 1.61%
2023	1.40% to 1.40%	47,733	9.87 to 9.87	471	2.83%	4.66% to 4.66%
2022 (5)	1.40% to 1.40%	35,770	9.43 to 9.43	337	0.97%	(5.69)% to (5.69)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Discovery Large Cap Fund — Series I shares
2025	1.40% to 1.40%	1,734	66.80 to 66.80	116	0.00%	11.22% to 11.22%
2024	1.40% to 1.40%	2,574	60.06 to 60.06	155	0.00%	32.27% to 32.27%
2023	1.40% to 1.40%	2,697	45.41 to 45.41	123	0.00%	33.49% to 33.49%
2022	1.40% to 1.40%	2,777	34.01 to 34.01	94	0.00%	(31.75)% to (31.75)%
2021	1.40% to 1.40%	3,420	49.84 to 49.84	170	0.00%	20.86% to 20.86%
Invesco V.I. Discovery Large Cap Fund — Series II Shares
2025	1.45% to 2.70%	20,565	69.10 to 21.59	1,159	0.00%	10.90% to 9.50%
2024	1.45% to 2.70%	18,727	62.31 to 19.72	992	0.00%	31.88% to 30.20%
2023	1.45% to 2.70%	22,718	47.25 to 15.14	896	0.00%	33.08% to 31.40%
2022	1.45% to 2.70%	23,907	35.51 to 11.52	713	0.00%	(31.96)% to (32.83)%
2021	1.45% to 2.70%	22,265	52.19 to 17.16	1,010	0.00%	20.51% to 18.98%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2025	1.40% to 1.40%	3,846	46.01 to 46.01	177	0.00%	3.32% to 3.32%
2024	1.40% to 1.40%	4,331	44.53 to 44.53	193	0.00%	22.48% to 22.48%
2023	1.40% to 1.40%	4,365	36.36 to 36.36	159	0.00%	11.57% to 11.57%
2022	1.40% to 1.40%	4,560	32.58 to 32.58	149	0.00%	(31.95)% to (31.95)%
2021	1.40% to 1.40%	4,605	47.88 to 47.88	220	0.00%	17.43% to 17.43%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2025	1.45% to 1.60%	2,755	55.30 to 53.42	148	0.00%	3.02% to 2.86%
2024	1.45% to 1.60%	2,755	53.68 to 51.93	144	0.00%	22.12% to 21.93%
2023	1.45% to 2.30%	3,374	43.96 to 23.03	133	0.00%	11.22% to 10.26%
2022	1.45% to 2.30%	3,375	39.52 to 20.89	120	0.00%	(32.13)% to (32.71)%
2021	1.45% to 2.30%	3,858	58.23 to 31.05	194	0.00%	17.07% to 16.06%
Invesco V.I. EQV International Equity Fund — Series II shares
2025	1.15% to 2.95%	174,269	15.66 to 11.86	2,773	1.16%	14.89% to 12.80%
2024	1.15% to 2.95%	205,272	13.63 to 10.51	2,845	2.46%	(0.82)% to (2.63)%
2023	1.15% to 1.85%	37,182	13.74 to 20.37	633	0.00%	16.52% to 15.69%
2022	1.15% to 1.85%	41,078	11.79 to 17.61	600	1.46%	(19.44)% to (20.01)%
2021	1.15% to 2.25%	43,789	14.64 to 14.42	792	1.03%	4.39% to 3.23%
Invesco V.I. Equity and Income Fund — Series I shares
2025	1.40% to 1.40%	2,963	11.83 to 11.83	35	2.14%	11.23% to 11.23%
2024 (7)	1.40% to 1.40%	2,970	10.63 to 10.63	32	1.71%	6.34% to 6.34%
Invesco V.I. Equity and Income Fund — Series II shares
2025	1.45% to 2.95%	102,938	26.77 to 14.46	2,045	1.83%	10.89% to 9.20%
2024	1.45% to 2.95%	116,939	24.14 to 13.25	2,160	1.95%	10.28% to 8.59%
2023	1.45% to 2.95%	35,687	21.82 to 12.20	689	1.75%	8.64% to 7.00%
2022	1.45% to 2.95%	37,230	20.09 to 11.40	666	1.39%	(9.05)% to (10.43)%
2021	1.45% to 2.95%	42,867	22.08 to 12.73	848	1.64%	16.64% to 14.86%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Global Fund — Series II shares
2025	1.45% to 2.05%	84,652	49.12 to 29.98	3,046	0.00%	13.35% to 12.66%
2024	1.45% to 2.05%	99,257	43.34 to 26.62	3,172	0.00%	14.10% to 13.40%
2023	1.45% to 2.05%	115,794	37.99 to 23.47	3,289	0.00%	32.50% to 31.70%
2022	1.45% to 2.05%	139,255	28.67 to 17.82	2,988	0.00%	(32.92)% to (33.33)%
2021	1.45% to 2.05%	147,247	42.74 to 26.73	4,887	0.00%	13.50% to 12.81%
Invesco V.I. Global Real Estate Fund — Series II shares
2025	1.45% to 1.45%	272	16.64 to 16.64	5	0.26%	6.05% to 6.05%
2024	1.45% to 2.70%	17,627	15.69 to 7.82	190	2.52%	(3.54)% to (4.77)%
2023	1.45% to 1.45%	276	16.26 to 16.26	4	1.23%	7.25% to 7.25%
2022	1.45% to 1.45%	278	15.17 to 15.17	4	2.57%	(26.23)% to (26.23)%
2021	1.45% to 1.45%	281	20.56 to 20.56	6	0.62%	23.62% to 23.62%
Invesco V.I. Global Strategic Income Fund — Series I shares
2025	1.40% to 1.40%	307	11.42 to 11.42	4	5.78%	11.40% to 11.40%
2024	1.40% to 1.40%	323	10.25 to 10.25	3	2.89%	1.71% to 1.71%
2023	1.40% to 1.40%	367	10.08 to 10.08	4	0.00%	7.37% to 7.37%
2022	1.40% to 1.40%	486	9.39 to 9.39	5	0.00%	(12.70)% to (12.70)%
2021	1.40% to 1.40%	888	10.75 to 10.75	10	4.80%	(4.76)% to (4.76)%
Invesco V.I. Main Street Fund® — Series II shares
2025	1.15% to 2.95%	353,202	39.51 to 17.86	12,712	0.31%	14.31% to 12.23%
2024	1.15% to 2.95%	406,194	34.56 to 15.92	12,915	0.00%	21.96% to 19.73%
2023	1.45% to 1.80%	46,883	33.23 to 32.79	1,500	0.13%	21.05% to 20.63%
2022	1.15% to 2.95%	560,942	23.34 to 11.15	12,269	0.97%	(21.23)% to (22.66)%
2021	1.15% to 2.95%	757,232	29.63 to 14.42	21,068	0.78%	25.77% to 23.48%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2025	1.15% to 2.95%	91,955	36.91 to 15.89	3,471	0.23%	7.19% to 5.24%
2024	1.15% to 2.95%	105,094	34.43 to 15.10	3,754	0.00%	11.10% to 9.07%
2023	1.45% to 1.85%	29,244	57.27 to 32.92	1,328	0.93%	16.12% to 15.65%
2022	1.45% to 1.85%	32,176	49.32 to 28.46	1,269	0.22%	(17.26)% to (17.59)%
2021	1.45% to 2.25%	39,621	59.61 to 27.37	1,954	0.12%	20.49% to 19.51%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2025	1.45% to 1.65%	4,669	60.54 to 58.66	279	0.00%	13.60% to 13.37%
2024	1.45% to 1.65%	4,442	53.29 to 51.75	233	0.00%	19.24% to 18.99%
2023	1.45% to 1.65%	10,968	44.69 to 43.49	482	0.00%	31.24% to 30.98%
2022	1.45% to 1.65%	11,400	34.05 to 33.20	382	0.00%	(38.11)% to (38.24)%
2021	1.45% to 1.65%	11,024	55.02 to 53.75	598	0.00%	13.30% to 13.07%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2025	1.45% to 1.60%	204	53.07 to 51.22	11	1.11%	8.47% to 8.31%
2024	1.45% to 2.70%	6,639	48.92 to 14.18	193	0.06%	10.97% to 9.56%
2023	1.45% to 1.60%	439	44.08 to 42.68	19	0.78%	16.60% to 16.42%
2022	1.45% to 1.60%	434	37.81 to 36.66	16	0.73%	(15.32)% to (15.45)%
2021	1.45% to 1.60%	463	44.65 to 43.35	20	0.53%	24.06% to 23.87%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2025	1.45% to 1.60%	610	42.18 to 47.71	29	0.25%	14.29% to 14.12%
2024	1.45% to 1.60%	607	36.90 to 41.81	25	1.06%	23.07% to 22.88%
2023	1.45% to 2.70%	30,940	29.98 to 14.69	916	0.08%	22.03% to 20.49%
2022	1.45% to 1.60%	2,913	24.57 to 27.92	73	0.60%	(23.99)% to (24.10)%
2021	1.45% to 1.60%	4,820	32.33 to 36.79	158	0.85%	25.16% to 24.97%
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2025	1.45% to 2.05%	80,993	9.97 to 8.83	800	3.80%	2.42% to 1.80%
2024	1.45% to 2.05%	83,748	9.73 to 8.67	807	4.58%	3.24% to 2.61%
2023	1.45% to 1.60%	43,033	9.43 to 9.13	401	4.49%	3.08% to 2.93%
2022	1.45% to 1.80%	44,669	9.14 to 8.51	404	1.22%	(0.20)% to (0.55)%
2021	1.45% to 1.80%	50,952	9.16 to 8.55	462	0.01%	(1.44)% to (1.79)%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2025	1.45% to 1.70%	1,897	42.62 to 30.05	75	1.58%	9.27% to 8.99%
2024	1.45% to 1.70%	3,000	39.00 to 27.57	110	1.34%	10.08% to 9.80%
2023	1.45% to 1.70%	6,112	35.43 to 25.11	204	1.87%	16.92% to 16.62%
2022	1.45% to 1.70%	7,158	30.31 to 21.53	201	1.67%	(17.88)% to (18.09)%
2021	1.45% to 1.70%	7,460	36.91 to 26.29	256	1.08%	11.71% to 11.42%
BlackRock Basic Value V.I. Fund — Class III Shares
2025	1.15% to 2.10%	16,542	30.97 to 32.79	529	1.74%	22.61% to 21.44%
2024	1.15% to 2.10%	20,898	25.25 to 27.00	537	0.58%	8.78% to 7.73%
2023	1.15% to 2.95%	128,796	23.22 to 12.95	2,799	1.51%	14.91% to 12.82%
2022	1.15% to 2.95%	143,543	20.20 to 11.48	2,722	0.94%	(6.21)% to (7.92)%
2021	1.15% to 2.95%	232,276	21.54 to 12.46	4,689	1.78%	19.94% to 17.76%
BlackRock Global Allocation V.I. Fund — Class III Shares
2025	1.35% to 2.95%	1,267,115	20.50 to 13.82	25,352	3.90%	17.90% to 15.99%
2024	1.35% to 2.95%	1,540,819	17.39 to 11.91	26,255	1.38%	7.45% to 5.70%
2023	1.35% to 2.95%	1,820,193	16.19 to 11.27	29,129	2.42%	10.98% to 9.18%
2022	1.35% to 2.95%	2,066,719	14.58 to 10.32	30,036	0.00%	(17.21)% to (18.55)%
2021	1.35% to 2.95%	2,347,826	17.62 to 12.67	41,292	0.81%	4.98% to 3.28%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2025	1.45% to 1.60%	2,343	70.94 to 68.64	161	0.00%	9.87% to 9.70%
2024	1.45% to 1.60%	2,866	64.57 to 62.57	180	0.00%	29.47% to 29.28%
2023	1.45% to 1.60%	3,271	49.87 to 48.40	159	0.00%	50.27% to 50.04%
2022	1.45% to 1.60%	3,363	33.19 to 32.26	109	0.00%	(39.15)% to (39.24)%
2021	1.45% to 1.60%	3,248	54.54 to 53.09	173	0.00%	16.07% to 15.90%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Large Cap Growth Fund — Class 1
2025	1.45% to 1.85%	15,854	34.03 to 32.72	535	0.00%	12.13% to 11.67%
2024	1.45% to 1.85%	23,878	30.35 to 29.30	719	0.00%	19.65% to 19.16%
2023	1.15% to 2.95%	510,622	25.96 to 14.67	12,436	0.00%	37.94% to 35.44%
2022	1.15% to 2.95%	417,193	18.82 to 10.83	7,408	0.00%	(28.83)% to (30.13)%
2021	1.15% to 2.95%	77,131	26.45 to 15.50	1,959	0.00%	17.21% to 15.08%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2025	1.45% to 1.85%	44,161	18.80 to 18.08	824	1.79%	35.86% to 35.31%
2024	1.45% to 1.85%	54,657	13.84 to 13.36	751	5.53%	1.73% to 1.32%
2023	1.15% to 2.95%	231,063	13.93 to 11.18	3,088	1.71%	14.00% to 11.93%
2022	1.15% to 2.95%	258,961	12.21 to 9.99	3,051	0.69%	(15.88)% to (17.41)%
2021	1.15% to 2.95%	230,942	14.52 to 12.10	3,254	0.61%	8.48% to 6.51%
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP — Class B Shares
2025	1.45% to 2.70%	8,435	53.09 to 13.65	256	0.18%	16.14% to 14.67%
2024	1.45% to 1.60%	1,537	45.72 to 44.19	68	0.83%	4.25% to 4.09%
2023	1.45% to 1.60%	1,922	43.85 to 42.45	82	0.79%	12.93% to 12.76%
2022	1.45% to 1.60%	1,927	38.83 to 37.65	73	0.47%	(17.35)% to (17.48)%
2021	1.45% to 1.60%	1,933	46.98 to 45.62	89	0.86%	28.16% to 27.96%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2025	1.15% to 2.95%	190,661	16.39 to 10.77	2,871	6.71%	2.76% to 0.89%
2024	1.15% to 2.95%	211,905	15.95 to 10.67	3,129	7.86%	6.43% to 4.49%
2023	1.15% to 2.95%	222,686	14.99 to 10.21	3,108	8.17%	9.94% to 7.94%
2022	1.15% to 2.95%	248,904	13.63 to 9.46	3,178	4.85%	(3.85)% to (5.60)%
2021	1.15% to 2.95%	177,595	14.18 to 10.02	2,409	2.91%	2.43% to 0.57%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2025	1.40% to 1.40%	7	29.00 to 29.00	—	6.37%	6.72% to 6.72%
2024	1.40% to 1.40%	8	27.18 to 27.18	—	5.79%	4.77% to 4.77%
2023	1.40% to 1.40%	9	25.94 to 25.94	—	6.08%	11.15% to 11.15%
2022	1.40% to 1.40%	10	23.34 to 23.34	—	6.35%	(13.01)% to (13.01)%
2021	1.40% to 1.40%	13	26.83 to 26.83	—	4.87%	3.38% to 3.38%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes High Income Bond Fund II — Service Shares
2025	1.45% to 2.10%	17,139	29.62 to 20.69	484	6.37%	6.62% to 5.91%
2024	1.45% to 2.10%	21,597	27.78 to 19.54	563	5.26%	4.31% to 3.62%
2023	1.45% to 2.10%	26,757	26.63 to 18.85	660	5.63%	10.84% to 10.11%
2022	1.45% to 2.10%	28,941	24.03 to 17.12	644	5.43%	(13.19)% to (13.77)%
2021	1.45% to 2.10%	31,165	27.68 to 19.85	800	4.73%	2.93% to 2.25%
Federated Hermes Kaufmann Fund II — Service Shares
2025	1.15% to 2.95%	93,303	29.03 to 11.78	2,640	0.00%	9.98% to 7.98%
2024	1.15% to 2.95%	108,329	26.40 to 10.91	2,833	0.19%	15.42% to 13.31%
2023	1.45% to 1.70%	16,938	48.74 to 20.91	622	0.00%	13.20% to 12.91%
2022	1.15% to 2.95%	140,530	20.14 to 8.64	2,862	0.00%	(31.06)% to (32.31)%
2021	1.15% to 2.95%	55,153	29.22 to 12.76	1,914	0.00%	1.09% to (0.75)%
Federated Hermes Managed Volatility Fund II — Primary Shares
2025	1.40% to 1.40%	1,300	23.79 to 23.79	31	2.83%	5.54% to 5.54%
2024	1.40% to 1.40%	1,288	22.54 to 22.54	29	2.14%	13.93% to 13.93%
2023	1.40% to 1.40%	1,271	19.79 to 19.79	25	2.02%	7.17% to 7.17%
2022	1.40% to 1.40%	1,710	18.46 to 18.46	32	1.88%	(14.96)% to (14.96)%
2021	1.40% to 1.40%	2,273	21.71 to 21.71	49	1.83%	16.86% to 16.86%
Fidelity® Variable Insurance Products Fund
VIP Asset Manager 50% Portfolio — Initial Class
2025	1.40% to 1.40%	4,162	30.01 to 30.01	125	2.57%	13.38% to 13.38%
2024	1.40% to 1.40%	4,184	26.46 to 26.46	111	2.44%	6.97% to 6.97%
2023	1.40% to 1.40%	4,436	24.74 to 24.74	110	2.38%	11.37% to 11.37%
2022	1.40% to 1.40%	4,610	22.22 to 22.22	102	2.03%	(16.12)% to (16.12)%
2021	1.40% to 1.40%	4,786	26.49 to 26.49	127	1.64%	8.38% to 8.38%
VIP Asset Manager 50% Portfolio — Service Class 2
2025	1.45% to 1.85%	1,724	26.24 to 23.28	44	2.38%	12.99% to 12.53%
2024	1.45% to 1.85%	1,843	23.23 to 20.69	42	2.28%	6.66% to 6.22%
2023	1.45% to 1.85%	1,963	21.78 to 19.47	42	2.14%	11.02% to 10.57%
2022	1.45% to 1.85%	2,091	19.62 to 17.61	40	1.85%	(16.38)% to (16.72)%
2021	1.45% to 1.85%	2,197	23.46 to 21.15	50	1.38%	8.09% to 7.65%
VIP Balanced Portfolio — Service Class 2
2025	1.45% to 2.95%	108,075	37.51 to 16.85	3,109	1.32%	13.29% to 11.57%
2024	1.45% to 2.95%	179,538	33.11 to 15.10	4,619	1.64%	13.94% to 12.20%
2023	1.45% to 2.95%	224,555	29.06 to 13.46	5,104	1.52%	19.48% to 17.67%
2022	1.45% to 2.95%	257,430	24.32 to 11.44	4,943	1.03%	(19.37)% to (20.60)%
2021	1.45% to 2.95%	281,229	30.16 to 14.41	6,803	0.72%	16.28% to 14.51%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Contrafund® Portfolio — Initial Class
2025	1.40% to 1.40%	10,500	103.20 to 103.20	1,083	0.14%	19.78% to 19.78%
2024	1.40% to 1.40%	10,704	86.15 to 86.15	922	0.19%	31.91% to 31.91%
2023	1.40% to 1.40%	10,967	65.31 to 65.31	716	0.48%	31.59% to 31.59%
2022	1.40% to 1.40%	11,875	49.63 to 49.63	589	0.48%	(27.34)% to (27.34)%
2021	1.40% to 1.40%	14,087	68.31 to 68.31	962	0.06%	26.05% to 26.05%
VIP Contrafund® Portfolio — Service Class 2
2025	1.15% to 2.95%	383,923	50.52 to 23.29	20,827	0.00%	19.80% to 17.62%
2024	1.15% to 2.95%	464,521	42.17 to 19.80	21,073	0.03%	31.90% to 29.49%
2023	1.15% to 2.95%	577,228	31.97 to 15.29	19,811	0.33%	31.59% to 29.20%
2022	1.15% to 2.95%	331,379	24.30 to 11.83	9,704	0.27%	(27.33)% to (28.65)%
2021	1.15% to 2.95%	296,730	33.43 to 16.58	13,107	0.03%	26.05% to 23.75%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2025	1.60% to 1.65%	250	82.92 to 50.37	17	0.43%	16.59% to 16.54%
2024	1.60% to 1.65%	253	71.12 to 43.22	15	0.07%	23.18% to 23.12%
2023	1.60% to 1.65%	631	57.74 to 35.10	34	0.12%	26.67% to 26.61%
2022	1.60% to 1.65%	650	45.58 to 27.73	27	0.10%	(22.31)% to (22.35)%
2021	1.60% to 1.70%	833	58.67 to 52.17	45	0.11%	22.28% to 22.16%
VIP Equity-Income PortfolioSM — Initial Class
2025	1.40% to 1.40%	5,960	48.18 to 48.18	287	1.85%	17.36% to 17.36%
2024	1.40% to 1.40%	5,987	41.05 to 41.05	246	1.67%	13.72% to 13.72%
2023	1.40% to 1.40%	7,389	36.10 to 36.10	267	1.95%	9.11% to 9.11%
2022	1.40% to 1.40%	7,597	33.08 to 33.08	251	1.84%	(6.28)% to (6.28)%
2021	1.40% to 1.40%	8,024	35.30 to 35.30	283	1.90%	23.15% to 23.15%
VIP Equity-Income PortfolioSM — Service Class 2
2025	1.45% to 1.85%	67,046	39.01 to 33.81	2,298	1.57%	17.03% to 16.55%
2024	1.45% to 1.85%	80,851	33.33 to 29.01	2,367	1.56%	13.38% to 12.92%
2023	1.45% to 1.85%	91,712	29.40 to 25.69	2,370	1.20%	8.78% to 8.34%
2022	1.15% to 2.95%	230,402	20.97 to 12.31	4,966	1.83%	(6.33)% to (8.03)%
2021	1.15% to 2.95%	209,091	22.39 to 13.38	4,970	0.90%	23.17% to 20.93%
VIP Growth & Income Portfolio — Initial Class
2025	1.40% to 1.40%	4,488	57.56 to 57.56	258	1.56%	19.80% to 19.80%
2024	1.40% to 1.40%	5,837	48.05 to 48.05	280	1.46%	20.49% to 20.49%
2023	1.40% to 1.40%	6,184	39.88 to 39.88	247	1.54%	17.06% to 17.06%
2022	1.40% to 1.40%	7,663	34.06 to 34.06	261	1.67%	(6.28)% to (6.28)%
2021	1.40% to 1.40%	8,451	36.34 to 36.34	307	2.19%	24.19% to 24.19%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth & Income Portfolio — Service Class 2
2025	1.45% to 1.70%	15,105	50.76 to 36.96	690	1.35%	19.45% to 19.15%
2024	1.45% to 1.70%	16,750	42.49 to 31.02	638	1.26%	20.18% to 19.88%
2023	1.45% to 1.80%	18,552	35.36 to 34.33	583	1.45%	16.65% to 16.24%
2022	1.45% to 1.80%	21,121	30.31 to 29.53	565	1.36%	(6.55)% to (6.88)%
2021	1.45% to 1.80%	25,831	32.43 to 31.71	744	2.17%	23.82% to 23.38%
VIP Growth Opportunities Portfolio — Initial Class
2025	1.40% to 1.40%	1,209	85.33 to 85.33	103	0.00%	20.25% to 20.25%
2024	1.40% to 1.40%	1,232	70.97 to 70.97	87	0.00%	36.93% to 36.93%
2023	1.40% to 1.40%	1,348	51.82 to 51.82	70	0.00%	43.62% to 43.62%
2022	1.40% to 1.40%	2,332	36.08 to 36.08	84	0.00%	(39.01)% to (39.01)%
2021	1.40% to 1.40%	2,391	59.17 to 59.17	141	0.00%	10.38% to 10.38%
VIP Growth Opportunities Portfolio — Service Class 2
2025	1.45% to 2.70%	4,972	86.47 to 26.19	342	0.00%	19.87% to 18.35%
2024	1.45% to 2.70%	5,307	72.13 to 22.13	301	0.00%	36.54% to 34.80%
2023	1.45% to 1.70%	4,958	52.83 to 51.25	259	0.00%	43.20% to 42.84%
2022	1.45% to 1.70%	6,149	36.89 to 35.88	224	0.00%	(39.21)% to (39.37)%
2021	1.45% to 1.70%	5,363	60.69 to 59.18	322	0.00%	10.05% to 9.77%
VIP Growth Portfolio — Initial Class
2025	1.40% to 1.40%	8,062	83.18 to 83.18	671	0.30%	13.29% to 13.29%
2024	1.40% to 1.40%	8,171	73.42 to 73.42	600	0.00%	28.55% to 28.55%
2023	1.40% to 1.40%	8,390	57.11 to 57.11	479	0.11%	34.34% to 34.34%
2022	1.40% to 1.40%	10,619	42.51 to 42.51	452	0.61%	(25.51)% to (25.51)%
2021	1.40% to 1.40%	11,105	57.07 to 57.07	634	0.00%	21.49% to 21.49%
VIP Growth Portfolio — Service Class 2
2025	1.45% to 1.85%	17,848	63.77 to 72.39	1,192	0.05%	12.95% to 12.49%
2024	1.45% to 1.85%	18,120	56.46 to 64.35	1,072	0.00%	28.18% to 27.66%
2023	1.45% to 1.85%	19,797	44.04 to 50.41	917	0.00%	33.93% to 33.38%
2022	1.45% to 1.85%	20,879	32.89 to 37.79	723	0.35%	(25.74)% to (26.04)%
2021	1.45% to 1.85%	22,132	44.28 to 51.10	1,031	0.00%	21.12% to 20.63%
VIP Investment Grade Bond Portfolio — Service Class 2
2025	1.15% to 2.95%	522,243	14.50 to 9.14	6,743	3.40%	5.70% to 3.78%
2024	1.15% to 2.95%	583,627	13.72 to 8.81	7,190	4.65%	0.32% to (1.51)%
2023	1.15% to 2.95%	213,557	13.68 to 8.94	2,660	1.57%	4.78% to 2.88%
2022	1.15% to 2.95%	458,977	13.05 to 8.69	5,453	1.70%	(14.21)% to (15.77)%
2021	1.15% to 2.95%	700,775	15.21 to 10.32	9,767	1.79%	(2.04)% to (3.82)%
VIP Mid Cap Portfolio — Service Class 2
2025	1.40% to 2.70%	55,504	81.67 to 16.55	3,082	0.18%	9.93% to 8.48%
2024	1.15% to 2.95%	143,933	30.19 to 15.04	5,484	0.40%	15.82% to 13.70%
2023	1.40% to 1.85%	72,573	64.31 to 32.94	3,353	0.38%	13.20% to 12.68%
2022	1.40% to 1.85%	78,620	56.81 to 29.23	3,230	0.26%	(16.15)% to (16.54)%
2021	1.40% to 2.25%	86,870	67.76 to 27.14	4,233	0.34%	23.56% to 22.49%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Overseas Portfolio — Initial Class
2025	1.40% to 1.40%	5,062	27.29 to 27.29	138	1.59%	18.71% to 18.71%
2024	1.40% to 1.40%	5,295	22.99 to 22.99	122	1.62%	3.57% to 3.57%
2023	1.40% to 1.40%	5,544	22.20 to 22.20	123	1.06%	18.83% to 18.83%
2022	1.40% to 1.40%	5,555	18.68 to 18.68	104	1.08%	(25.54)% to (25.54)%
2021	1.40% to 1.40%	5,564	25.09 to 25.09	140	0.53%	18.03% to 18.03%
VIP Value Strategies Portfolio — Service Class 2
2025	1.45% to 1.70%	1,245	42.49 to 28.86	46	0.78%	6.14% to 5.87%
2024	1.45% to 1.70%	1,696	40.03 to 27.26	62	0.76%	7.57% to 7.30%
2023	1.45% to 1.70%	1,844	37.22 to 25.41	62	0.92%	18.86% to 18.56%
2022	1.45% to 1.70%	1,920	31.31 to 21.43	54	0.84%	(8.69)% to (8.92)%
2021	1.45% to 1.70%	2,168	34.29 to 23.53	67	1.27%	31.41% to 31.08%
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2025	1.45% to 2.95%	302,582	19.29 to 12.86	5,377	1.98%	10.97% to 9.28%
2024	1.45% to 2.95%	360,927	17.39 to 11.77	5,805	2.06%	7.56% to 5.91%
2023	1.45% to 2.95%	413,463	16.16 to 11.11	6,201	1.46%	12.96% to 11.24%
2022	1.45% to 2.95%	454,526	14.31 to 9.99	6,060	1.68%	(17.22)% to (18.47)%
2021	1.45% to 2.95%	552,268	17.29 to 12.25	8,958	1.75%	10.06% to 8.39%
Franklin Income VIP Fund — Class 2 Shares
2025	1.15% to 2.95%	904,981	22.26 to 12.52	17,559	5.12%	11.26% to 9.24%
2024	1.15% to 2.95%	1,119,608	20.01 to 11.46	19,658	5.21%	5.96% to 4.02%
2023	1.15% to 2.95%	1,336,332	18.88 to 11.01	22,533	5.19%	7.38% to 5.43%
2022	1.15% to 2.95%	1,501,331	17.58 to 10.45	23,914	4.86%	(6.56)% to (8.26)%
2021	1.15% to 2.95%	1,838,116	18.82 to 11.39	31,788	4.68%	15.41% to 13.31%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2025	1.45% to 1.60%	3,455	61.79 to 59.63	211	0.00%	5.66% to 5.50%
2024	1.45% to 1.60%	3,527	58.47 to 56.52	204	0.00%	24.46% to 24.27%
2023	1.45% to 1.60%	4,226	46.98 to 45.48	196	0.00%	38.41% to 38.20%
2022	1.45% to 2.70%	11,724	33.94 to 10.08	331	0.00%	(37.46)% to (38.25)%
2021	1.45% to 2.70%	8,909	54.27 to 16.32	426	0.00%	13.60% to 12.16%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2025	1.15% to 2.95%	136,341	21.16 to 13.01	2,889	2.02%	10.24% to 8.23%
2024	1.15% to 2.95%	156,294	19.19 to 12.02	3,018	1.91%	9.98% to 7.97%
2023	1.15% to 2.95%	192,769	17.45 to 11.13	3,536	1.87%	12.16% to 10.13%
2022	1.15% to 2.95%	211,868	15.56 to 10.11	3,464	0.66%	(8.49)% to (10.16)%
2021	1.15% to 2.95%	1,129,185	17.00 to 11.25	18,792	4.78%	17.80% to 15.65%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Foreign VIP Fund — Class 1 Shares
2025	1.40% to 1.40%	—	20.71 to 20.71	—	0.00%	27.70% to 27.70%
2024	1.40% to 1.40%	—	16.21 to 16.21	—	0.00%	(2.19)% to (2.19)%
2023	1.40% to 1.40%	—	16.58 to 16.58	—	0.00%	19.41% to 19.41%
2022	1.40% to 1.40%	—	13.88 to 13.88	—	0.00%	(8.68)% to (8.68)%
2021	1.40% to 1.40%	—	15.20 to 15.20	—	0.00%	2.98% to 2.98%
Templeton Foreign VIP Fund — Class 2 Shares
2025	1.45% to 1.60%	7,242	27.69 to 26.72	197	2.32%	27.32% to 27.13%
2024	1.45% to 1.60%	7,820	21.74 to 21.02	167	2.48%	(2.44)% to (2.59)%
2023	1.45% to 1.60%	9,636	22.29 to 21.58	210	3.19%	19.01% to 18.83%
2022	1.45% to 1.60%	10,033	18.73 to 18.16	184	3.16%	(8.94)% to (9.08)%
2021	1.45% to 2.70%	17,670	20.57 to 10.26	291	1.46%	2.65% to 1.35%
Templeton Global Bond VIP Fund — Class 1 Shares
2025	1.40% to 1.40%	135	15.47 to 15.47	2	0.00%	14.46% to 14.46%
2024	1.40% to 1.40%	135	13.51 to 13.51	2	0.00%	(12.38)% to (12.38)%
2023	1.40% to 1.40%	1,985	15.42 to 15.42	31	0.00%	1.76% to 1.76%
2022	1.40% to 1.40%	2,213	15.16 to 15.16	34	0.00%	(6.18)% to (6.18)%
2021	1.40% to 1.40%	2,612	16.16 to 16.16	42	0.00%	(5.96)% to (5.96)%
Templeton Growth VIP Fund — Class 2 Shares
2025	1.45% to 2.70%	30,920	18.41 to 13.99	515	0.87%	22.03% to 20.49%
2024	1.45% to 2.70%	38,691	15.09 to 11.61	527	0.94%	3.87% to 2.54%
2023	1.45% to 1.70%	33,559	14.52 to 12.75	458	3.33%	19.26% to 18.96%
2022	1.45% to 1.70%	35,504	12.18 to 10.72	406	0.16%	(12.78)% to (13.01)%
2021	1.45% to 2.70%	55,869	13.96 to 11.17	722	0.88%	3.35% to 2.04%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2025	1.40% to 2.70%	521,489	10.00 to 9.80	5,120	3.81%	2.49% to 1.14%
2024	1.40% to 2.30%	593,979	9.75 to 8.70	5,691	4.73%	3.43% to 2.49%
2023	1.40% to 2.20%	623,044	9.43 to 8.59	5,762	4.65%	3.33% to 2.49%
2022	1.40% to 2.70%	891,955	9.13 to 9.31	8,031	1.48%	(0.04)% to (1.36)%
2021	1.40% to 2.70%	619,430	9.13 to 9.44	5,600	0.01%	(1.39)% to (2.69)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2025	1.40% to 1.40%	5,389	34.60 to 34.60	186	1.10%	9.33% to 9.33%
2024	1.40% to 1.40%	5,769	31.65 to 31.65	183	1.41%	15.45% to 15.45%
2023	1.40% to 1.40%	6,074	27.41 to 27.41	167	1.80%	11.44% to 11.44%
2022	1.40% to 1.40%	6,166	24.60 to 24.60	152	1.37%	(7.68)% to (7.68)%
2021	1.40% to 1.40%	6,166	26.64 to 26.64	164	0.98%	22.40% to 22.40%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2025	1.40% to 1.85%	4,230	82.50 to 35.06	241	1.20%	7.86% to 7.37%
2024	1.40% to 1.85%	5,281	76.48 to 32.65	292	1.02%	10.81% to 10.31%
2023	1.40% to 1.85%	5,412	69.02 to 29.60	272	1.02%	9.87% to 9.36%
2022	1.40% to 1.85%	5,931	62.82 to 27.07	271	0.62%	(11.24)% to (11.65)%
2021	1.40% to 1.85%	7,079	70.78 to 30.64	386	0.46%	29.12% to 28.53%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2025	1.40% to 1.40%	10,562	63.13 to 63.13	667	2.04%	13.50% to 13.50%
2024	1.40% to 1.40%	10,864	55.63 to 55.63	604	2.07%	13.80% to 13.80%
2023	1.40% to 1.40%	11,272	48.88 to 48.88	551	2.07%	13.80% to 13.80%
2022	1.40% to 1.40%	13,747	42.95 to 42.95	590	1.37%	(17.57)% to (17.57)%
2021	1.40% to 1.40%	15,887	52.10 to 52.10	828	1.12%	15.56% to 15.56%
Janus Henderson Balanced Portfolio — Service Shares
2025	1.45% to 2.95%	197,838	45.03 to 15.00	6,499	1.68%	13.16% to 11.44%
2024	1.45% to 2.95%	229,498	39.79 to 13.46	6,720	1.73%	13.47% to 11.73%
2023	1.45% to 2.95%	271,518	35.07 to 12.05	6,989	1.75%	13.47% to 11.75%
2022	1.45% to 2.95%	305,325	30.91 to 10.78	6,971	1.06%	(17.82)% to (19.07)%
2021	1.15% to 2.95%	362,580	28.81 to 13.32	10,160	0.87%	15.56% to 13.46%
Janus Henderson Enterprise Portfolio — Institutional Shares
2025	1.40% to 1.40%	10,071	82.24 to 82.24	828	0.32%	6.17% to 6.17%
2024	1.40% to 1.40%	10,308	77.47 to 77.47	799	0.74%	13.98% to 13.98%
2023	1.40% to 1.40%	10,547	67.97 to 67.97	717	0.16%	16.43% to 16.43%
2022	1.40% to 1.40%	11,157	58.38 to 58.38	651	0.38%	(17.11)% to (17.11)%
2021	1.40% to 1.40%	11,854	70.43 to 70.43	835	0.32%	15.20% to 15.20%
Janus Henderson Enterprise Portfolio — Service Shares
2025	1.45% to 1.60%	2,101	58.52 to 78.47	128	0.18%	5.86% to 5.70%
2024	1.45% to 1.60%	2,033	55.28 to 74.24	117	0.63%	13.64% to 13.47%
2023	1.45% to 1.60%	2,005	48.65 to 65.43	102	0.09%	16.07% to 15.90%
2022	1.45% to 1.60%	1,986	41.91 to 56.45	87	0.27%	(17.36)% to (17.49)%
2021	1.45% to 1.60%	2,025	50.72 to 68.42	107	0.24%	14.85% to 14.68%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2025	1.40% to 1.40%	12	22.39 to 22.39	—	5.25%	5.90% to 5.90%
2024	1.40% to 1.40%	12	21.15 to 21.15	—	4.91%	0.52% to 0.52%
2023	1.40% to 1.40%	12	21.04 to 21.04	—	0.98%	4.03% to 4.03%
2022	1.40% to 1.40%	175	20.22 to 20.22	4	2.63%	(14.86)% to (14.86)%
2021	1.40% to 1.40%	184	23.75 to 23.75	4	2.70%	(2.28)% to (2.28)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Forty Portfolio — Institutional Shares
2025	1.40% to 1.40%	8,945	124.26 to 124.26	1,112	0.30%	16.49% to 16.49%
2024	1.40% to 1.40%	9,196	106.67 to 106.67	981	0.11%	26.66% to 26.66%
2023	1.40% to 1.40%	9,495	84.22 to 84.22	800	0.16%	38.01% to 38.01%
2022	1.40% to 1.40%	12,938	61.02 to 61.02	790	0.19%	(34.48)% to (34.48)%
2021	1.40% to 1.40%	13,970	93.14 to 93.14	1,301	0.49%	21.18% to 21.18%
Janus Henderson Forty Portfolio — Service Shares
2025	1.45% to 1.70%	14,802	84.27 to 60.06	1,125	0.27%	16.15% to 15.86%
2024	1.45% to 1.70%	17,799	72.55 to 51.84	1,172	0.01%	26.27% to 25.95%
2023	1.15% to 2.95%	103,385	38.10 to 15.10	4,128	0.12%	38.05% to 35.55%
2022	1.15% to 2.95%	112,276	27.60 to 11.14	3,272	0.07%	(34.49)% to (35.68)%
2021	1.45% to 1.70%	27,787	63.91 to 46.02	1,555	0.55%	20.82% to 20.52%
Janus Henderson Global Research Portfolio — Institutional Shares
2025	1.40% to 1.40%	6,564	40.25 to 40.25	264	0.74%	19.23% to 19.23%
2024	1.40% to 1.40%	6,942	33.76 to 33.76	234	0.75%	21.84% to 21.84%
2023	1.40% to 1.40%	7,200	27.71 to 27.71	199	0.88%	25.01% to 25.01%
2022	1.40% to 1.40%	9,234	22.16 to 22.16	205	1.62%	(20.54)% to (20.54)%
2021	1.40% to 1.40%	9,791	27.89 to 27.89	273	0.51%	16.44% to 16.44%
Janus Henderson Global Research Portfolio — Service Shares
2025	1.45% to 1.60%	4,208	31.26 to 35.44	138	0.57%	18.85% to 18.67%
2024	1.45% to 1.60%	4,723	26.30 to 29.86	132	0.60%	21.47% to 21.29%
2023	1.45% to 1.65%	5,062	21.65 to 20.68	116	0.75%	24.64% to 24.39%
2022	1.45% to 1.65%	5,688	17.37 to 16.62	105	1.46%	(20.77)% to (20.93)%
2021	1.45% to 1.65%	7,491	21.92 to 21.03	177	0.36%	16.09% to 15.85%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2025	1.45% to 1.80%	—	89.60 to 106.38	—	0.00%	23.03% to 22.60%
2024	1.45% to 1.80%	—	72.83 to 86.77	—	0.00%	29.84% to 29.37%
2023	1.45% to 1.80%	—	56.09 to 67.07	—	0.00%	52.05% to 51.51%
2022	1.45% to 1.80%	—	36.89 to 44.27	—	0.00%	(38.03)% to (38.25)%
2021	1.60% to 1.60%	215	74.64 to 74.64	16	0.67%	15.86% to 15.86%
Janus Henderson Overseas Portfolio — Institutional Shares
2025	1.40% to 1.40%	2,404	41.26 to 41.26	99	1.44%	27.07% to 27.07%
2024	1.40% to 1.40%	2,488	32.47 to 32.47	81	1.35%	4.34% to 4.34%
2023	1.40% to 1.40%	2,646	31.12 to 31.12	82	1.39%	9.33% to 9.33%
2022	1.40% to 1.40%	4,004	28.46 to 28.46	114	1.76%	(9.88)% to (9.88)%
2021	1.40% to 1.40%	4,236	31.59 to 31.59	134	1.07%	12.00% to 12.00%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Overseas Portfolio — Service Shares
2025	1.45% to 1.80%	2,922	31.32 to 33.76	100	1.34%	26.72% to 26.27%
2024	1.45% to 1.80%	2,944	24.72 to 26.74	79	1.30%	4.04% to 3.67%
2023	1.45% to 1.80%	3,012	23.76 to 25.79	78	1.43%	8.99% to 8.60%
2022	1.45% to 1.80%	3,283	21.80 to 23.75	78	1.69%	(10.16)% to (10.47)%
2021	1.45% to 1.80%	3,335	24.27 to 26.53	88	1.03%	11.65% to 11.25%
Janus Henderson Research Portfolio — Institutional Shares
2025	1.40% to 1.40%	9,135	68.42 to 68.42	625	0.12%	16.73% to 16.73%
2024	1.40% to 1.40%	10,496	58.61 to 58.61	615	0.03%	33.41% to 33.41%
2023	1.40% to 1.40%	10,754	43.94 to 43.94	472	0.14%	41.18% to 41.18%
2022	1.40% to 1.40%	11,788	31.12 to 31.12	367	0.71%	(30.87)% to (30.87)%
2021	1.40% to 1.40%	12,415	45.02 to 45.02	559	0.10%	18.65% to 18.65%
Janus Henderson Research Portfolio — Service Shares
2025	1.45% to 1.45%	212	52.12 to 52.12	11	0.13%	16.39% to 16.39%
2024	1.45% to 1.45%	238	44.78 to 44.78	11	0.00%	32.99% to 32.99%
2023	1.45% to 1.45%	296	33.67 to 33.67	10	0.06%	40.75% to 40.75%
2022	1.45% to 1.45%	289	23.92 to 23.92	7	0.59%	(31.08)% to (31.08)%
2021	1.45% to 1.45%	1,377	34.71 to 34.71	48	0.02%	18.31% to 18.31%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I
2025	1.40% to 1.40%	—	38.04 to 38.04	—	0.00%	11.04% to 11.04%
2024	1.40% to 1.40%	—	34.26 to 34.26	—	0.00%	15.20% to 15.20%
2023	1.40% to 1.40%	—	29.74 to 29.74	—	0.00%	12.60% to 12.60%
2022	1.40% to 1.40%	—	26.41 to 26.41	—	0.00%	(9.38)% to (9.38)%
2021	1.40% to 1.40%	—	29.14 to 29.14	—	0.00%	25.03% to 25.03%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2025	1.45% to 2.70%	2,078	36.70 to 16.94	47	1.95%	10.83% to 9.43%
2024	1.45% to 2.70%	6,166	33.11 to 15.48	171	1.14%	14.99% to 13.52%
2023	1.45% to 2.70%	6,724	28.80 to 13.64	162	1.96%	12.36% to 10.94%
2022	1.45% to 2.70%	7,216	25.63 to 12.29	156	1.11%	(9.56)% to (10.70)%
2021	1.45% to 2.70%	10,608	28.34 to 13.77	258	1.32%	24.78% to 23.20%
ClearBridge Variable Growth Portfolio — Class II
2025	1.45% to 1.80%	2,777	50.60 to 46.68	137	0.00%	11.46% to 11.07%
2024	1.45% to 1.80%	2,831	45.40 to 42.03	126	0.12%	10.78% to 10.39%
2023	1.45% to 1.80%	3,152	40.98 to 38.08	127	0.07%	22.34% to 21.91%
2022	1.45% to 1.80%	3,463	33.50 to 31.23	114	0.00%	(27.65)% to (27.91)%
2021	1.45% to 1.80%	5,856	46.30 to 43.32	269	0.17%	8.45% to 8.06%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
ClearBridge Variable Large Cap Value Portfolio — Class I
2025	1.45% to 1.85%	10,078	21.31 to 20.37	211	1.13%	8.60% to 8.16%
2024	1.45% to 1.85%	11,231	19.62 to 18.84	217	1.28%	6.50% to 6.07%
2023	1.45% to 1.85%	10,518	18.42 to 17.76	191	1.27%	13.43% to 12.97%
2022	1.45% to 1.85%	12,596	16.24 to 15.72	202	1.32%	(7.78)% to (8.16)%
2021	1.45% to 1.85%	13,339	17.61 to 17.11	233	1.07%	24.38% to 23.88%
Lincoln Variable Insurance Products Trust
LVIP American Century Disciplined Core Value Fund — Standard Class II
2025	1.45% to 1.60%	891	50.90 to 49.12	45	1.73%	13.19% to 13.02%
2024	1.45% to 1.60%	901	44.96 to 43.46	40	1.33%	11.44% to 11.27%
2023	1.45% to 1.60%	1,055	40.35 to 39.06	42	1.52%	7.08% to 6.92%
2022	1.45% to 2.70%	11,816	37.68 to 11.81	283	1.86%	(14.00)% to (15.09)%
2021	1.45% to 2.70%	7,944	43.81 to 13.90	219	0.98%	21.86% to 20.31%
LVIP American Century Inflation Protection Fund — Service Class
2025	1.15% to 2.95%	215,731	13.47 to 9.50	2,655	7.15%	5.11% to 3.19%
2024	1.15% to 2.95%	239,208	12.81 to 9.21	2,821	3.73%	0.36% to (1.47)%
2023	1.15% to 2.95%	242,366	12.77 to 9.34	2,867	3.32%	2.21% to 0.36%
2022	1.15% to 2.95%	251,713	12.49 to 9.31	2,934	5.01%	(14.08)% to (15.64)%
2021	1.15% to 2.95%	228,671	14.53 to 11.04	3,114	3.12%	5.05% to 3.13%
LVIP American Century International Fund — Standard Class II
2025	1.45% to 2.70%	10,155	32.19 to 12.62	195	1.18%	14.30% to 12.85%
2024	1.45% to 2.70%	12,054	28.16 to 11.18	199	1.58%	1.11% to (0.18)%
2023	1.45% to 2.70%	13,158	27.85 to 11.20	221	1.16%	10.94% to 9.54%
2022	1.45% to 2.70%	9,741	25.10 to 10.23	149	1.46%	(25.84)% to (26.78)%
2021	1.45% to 2.70%	10,394	33.85 to 13.97	209	0.23%	7.17% to 5.81%
LVIP American Century Ultra® Fund — Standard Class II
2025	1.45% to 1.60%	7,098	93.51 to 90.25	642	0.00%	11.21% to 11.04%
2024	1.45% to 1.60%	7,370	84.09 to 81.28	601	0.00%	26.92% to 26.73%
2023	1.45% to 1.60%	7,845	66.25 to 64.14	504	0.00%	41.44% to 41.22%
2022	1.45% to 1.60%	8,133	46.84 to 45.42	370	0.00%	(33.36)% to (33.46)%
2021	1.45% to 2.70%	9,890	70.29 to 19.00	633	0.00%	21.37% to 19.84%
LVIP American Century Value Fund — Standard Class II
2025	1.45% to 1.60%	3,074	54.11 to 52.22	166	1.61%	14.34% to 14.17%
2024	1.45% to 1.60%	3,320	47.32 to 45.74	156	2.39%	7.89% to 7.72%
2023	1.45% to 2.70%	14,928	43.86 to 13.40	476	2.33%	7.52% to 6.16%
2022	1.45% to 2.70%	14,308	40.79 to 12.62	448	2.08%	(0.91)% to (2.17)%
2021	1.45% to 2.70%	10,543	41.17 to 12.90	361	1.56%	22.71% to 21.15%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
LVIP JPMorgan Core Bond Fund — Standard Class
2025	1.45% to 2.70%	77,255	14.87 to 9.22	1,045	3.51%	5.85% to 4.50%
2024	1.45% to 2.70%	84,351	14.05 to 8.82	1,079	4.52%	0.24% to (1.04)%
2023	1.45% to 2.70%	76,493	14.01 to 8.91	986	3.66%	4.38% to 3.05%
2022	1.45% to 2.70%	88,377	13.43 to 8.65	1,090	1.99%	(13.84)% to (14.93)%
2021	1.45% to 2.70%	102,978	15.58 to 10.17	1,456	2.38%	(2.79)% to (4.02)%
LVIP JPMorgan Mid Cap Value Fund — Standard Class
2025	1.45% to 2.70%	18,706	53.22 to 14.10	708	1.12%	3.20% to 1.89%
2024	1.45% to 2.70%	19,927	51.58 to 13.84	717	1.17%	12.62% to 11.18%
2023	1.45% to 2.70%	23,309	45.80 to 12.44	748	2.95%	9.31% to 7.93%
2022	1.45% to 1.60%	12,945	41.90 to 41.03	533	0.96%	(9.49)% to (9.63)%
2021	1.45% to 2.70%	18,647	46.29 to 12.90	700	0.99%	28.00% to 26.38%
LVIP JPMorgan Small Cap Core Fund — Standard Class
2025	1.45% to 1.60%	2,183	51.61 to 50.31	110	0.50%	8.67% to 8.51%
2024	1.45% to 2.70%	11,074	47.49 to 12.96	293	0.73%	10.08% to 8.68%
2023	1.45% to 1.60%	3,384	43.14 to 42.19	143	1.35%	11.46% to 11.30%
2022	1.45% to 1.80%	3,817	38.70 to 36.86	145	0.45%	(20.52)% to (20.80)%
2021	1.45% to 1.80%	3,743	48.69 to 46.55	179	0.53%	19.63% to 19.20%
LVIP JPMorgan U.S. Equity Fund — Standard Class
2025	1.45% to 2.70%	18,995	65.77 to 21.97	1,019	0.71%	12.88% to 11.45%
2024	1.45% to 2.70%	6,531	58.27 to 19.71	331	0.30%	22.18% to 20.62%
2023	1.45% to 2.70%	23,120	47.69 to 16.34	921	1.54%	25.32% to 23.74%
2022	1.45% to 2.70%	30,986	38.05 to 13.21	978	0.56%	(19.87)% to (20.89)%
2021	1.45% to 2.70%	39,215	47.49 to 16.70	1,466	0.71%	27.47% to 25.85%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2025	1.45% to 1.70%	5,500	45.00 to 54.12	260	0.59%	11.68% to 11.40%
2024	1.45% to 1.70%	5,999	40.29 to 48.59	254	0.46%	17.48% to 17.18%
2023	1.45% to 1.70%	6,450	34.29 to 41.46	232	0.45%	16.95% to 16.65%
2022	1.45% to 1.70%	7,329	29.32 to 35.54	224	0.38%	(17.89)% to (18.10)%
2021	1.45% to 1.70%	10,470	35.72 to 43.40	392	0.41%	24.67% to 24.36%
MFS® New Discovery Series — Service Class Shares
2025	1.45% to 1.85%	9,434	40.14 to 41.79	381	0.00%	10.93% to 10.48%
2024	1.45% to 1.85%	10,395	36.18 to 37.82	379	0.00%	4.88% to 4.46%
2023	1.45% to 1.85%	10,404	34.50 to 36.21	361	0.00%	12.60% to 12.15%
2022	1.45% to 1.85%	10,847	30.64 to 32.29	335	0.00%	(31.01)% to (31.29)%
2021	1.40% to 1.85%	11,216	66.59 to 46.99	508	0.00%	0.15% to (0.31)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Total Return Series — Service Class Shares
2025	1.45% to 2.95%	149,427	32.28 to 12.89	3,309	2.50%	9.31% to 7.64%
2024	1.45% to 2.95%	169,765	29.53 to 11.98	3,434	2.24%	5.89% to 4.27%
2023	1.45% to 2.95%	195,612	27.88 to 11.49	3,743	1.79%	8.62% to 6.98%
2022	1.45% to 2.95%	222,594	25.67 to 10.74	4,030	1.45%	(11.14)% to (12.49)%
2021	1.45% to 2.95%	280,311	28.89 to 12.27	5,699	1.57%	12.19% to 10.48%
MFS® Utilities Series — Service Class Shares
2025	1.45% to 1.70%	16,985	46.36 to 22.73	641	2.60%	13.09% to 12.81%
2024	1.45% to 1.70%	21,803	40.99 to 20.15	736	2.06%	9.72% to 9.44%
2023	1.45% to 1.70%	24,662	37.36 to 18.41	752	3.37%	(3.74)% to (3.99)%
2022	1.45% to 1.70%	25,127	38.81 to 19.18	811	2.19%	(0.97)% to (1.23)%
2021	1.45% to 1.80%	39,878	39.19 to 48.60	1,380	1.52%	12.17% to 11.77%
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2025	1.45% to 1.60%	2,025	11.97 to 11.75	24	4.09%	5.54% to 5.38%
2024	1.45% to 1.60%	2,224	11.34 to 11.15	25	3.75%	1.41% to 1.26%
2023	1.45% to 1.60%	2,589	11.18 to 11.01	29	3.59%	5.81% to 5.65%
2022	1.45% to 1.80%	4,368	10.57 to 10.22	45	3.03%	(15.09)% to (15.40)%
2021	1.45% to 1.80%	4,589	12.45 to 12.08	56	2.48%	(1.35)% to (1.70)%
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2025	1.45% to 1.85%	9,973	31.12 to 29.79	307	0.01%	8.02% to 7.58%
2024	1.45% to 2.70%	25,609	28.81 to 16.95	702	0.14%	14.29% to 12.83%
2023	1.45% to 2.70%	22,000	25.21 to 15.02	536	0.05%	21.92% to 20.38%
2022	1.45% to 2.70%	25,670	20.68 to 12.48	514	0.00%	(20.61)% to (21.62)%
2021	1.45% to 1.85%	19,735	26.05 to 25.34	509	0.03%	23.84% to 23.33%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2025	1.45% to 1.70%	11,800	20.68 to 17.25	228	4.52%	12.54% to 12.25%
2024	1.45% to 1.70%	12,778	18.38 to 15.36	218	6.32%	2.06% to 1.80%
2023	1.45% to 1.70%	12,986	18.01 to 15.09	218	2.84%	6.46% to 6.19%
2022	1.45% to 1.70%	14,054	16.91 to 14.21	222	7.52%	(13.14)% to (13.36)%
2021	1.45% to 1.70%	15,215	19.47 to 16.41	276	10.85%	14.36% to 14.07%
High Yield Portfolio — Administrative Class Shares
2025	1.15% to 2.95%	135,584	21.84 to 10.98	2,871	6.27%	7.70% to 5.74%
2024	1.15% to 2.95%	152,630	20.27 to 10.39	3,002	5.83%	5.65% to 3.72%
2023	1.15% to 2.95%	180,453	19.19 to 10.01	3,384	5.66%	10.93% to 8.92%
2022	1.15% to 2.95%	196,759	17.30 to 9.19	3,421	5.09%	(11.31)% to (12.92)%
2021	1.15% to 2.95%	138,003	19.51 to 10.56	2,880	4.44%	2.44% to 0.57%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2025	1.45% to 1.60%	430	20.44 to 19.05	8	3.48%	2.45% to 2.29%
2024	1.45% to 1.60%	425	19.95 to 18.62	8	3.62%	3.92% to 3.77%
2023	1.45% to 1.60%	386	19.20 to 17.95	7	2.58%	7.44% to 7.28%
2022	1.45% to 1.60%	401	17.87 to 16.73	7	1.49%	(11.45)% to (11.59)%
2021	1.45% to 1.80%	1,317	20.18 to 18.17	24	1.62%	(3.38)% to (3.72)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2025	1.15% to 2.95%	271,787	14.81 to 7.00	3,672	3.26%	5.07% to 3.15%
2024	1.15% to 2.95%	262,559	14.10 to 6.78	3,433	2.73%	(7.10)% to (8.80)%
2023	1.15% to 2.95%	528,357	15.17 to 7.44	7,371	2.38%	2.79% to 0.92%
2022	1.15% to 2.95%	568,406	14.76 to 7.37	7,771	2.05%	(29.69)% to (30.97)%
2021	1.15% to 2.95%	390,869	21.00 to 10.68	7,772	1.55%	(5.88)% to (7.59)%
Low Duration Portfolio — Administrative Class Shares
2025	1.15% to 2.95%	406,231	12.54 to 9.30	4,734	3.94%	4.31% to 2.41%
2024	1.15% to 2.95%	439,655	12.03 to 9.08	4,938	4.00%	3.29% to 1.40%
2023	1.15% to 2.95%	634,613	11.64 to 8.95	6,911	3.60%	3.77% to 4 1.88%
2022	1.15% to 2.95%	634,100	11.22 to 8.79	6,698	1.56%	(6.82)% to (8.51)%
2021	1.15% to 2.95%	946,074	12.04 to 9.60	10,756	0.52%	(2.07)% to (3.85)%
Total Return Portfolio — Administrative Class Shares
2025	1.15% to 2.95%	673,488	15.64 to 9.16	9,973	4.10%	7.64% to 5.68%
2024	1.15% to 2.95%	807,151	14.53 to 8.67	11,151	4.03%	1.35% to (0.51)%
2023	1.15% to 2.95%	760,870	14.33 to 8.71	10,522	3.56%	4.72% to 2.82%
2022	1.15% to 2.95%	622,055	13.69 to 8.47	8,500	2.54%	(15.28)% to (16.82)%
2021	1.15% to 2.95%	1,002,357	16.16 to 10.19	15,939	1.82%	(2.40)% to (4.18)%
Rydex Variable Trust
NASDAQ — 100® Fund
2025	1.45% to 1.60%	2,633	80.09 to 91.58	220	0.03%	17.31% to 17.14%
2024	1.45% to 1.60%	3,235	68.27 to 78.18	229	0.21%	22.10% to 21.91%
2023	1.45% to 1.60%	3,101	55.91 to 64.13	179	0.00%	51.01% to 50.78%
2022	1.45% to 1.60%	3,519	37.03 to 42.53	135	0.00%	(35.10)% to (35.19)%
2021	1.45% to 1.70%	4,095	57.05 to 78.26	241	0.00%	23.72% to 23.41%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2025	1.40% to 1.80%	26,191	15.76 to 12.14	318	3.74%	4.43% to 4.01%
2024	1.40% to 1.80%	26,922	15.09 to 11.67	314	3.16%	(2.21)% to (2.61)%
2023	1.40% to 1.80%	27,780	15.43 to 11.99	331	2.03%	3.22% to 2.80%
2022	1.40% to 1.80%	29,028	14.95 to 11.66	337	2.42%	(15.58)% to (15.92)%
2021	1.40% to 1.80%	33,651	17.71 to 13.87	467	2.26%	(3.19)% to (3.58)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2025	1.40% to 1.65%	8,242	70.44 to 70.38	614	0.00%	18.32% to 18.02%
2024	1.40% to 1.65%	8,658	59.53 to 59.64	546	0.00%	29.21% to 28.88%
2023	1.40% to 1.65%	9,516	46.08 to 46.27	466	0.00%	44.24% to 43.87%
2022	1.40% to 1.80%	11,762	31.94 to 32.75	398	0.00%	(31.40)% to (31.68)%
2021	1.40% to 1.80%	12,474	46.57 to 47.94	616	0.00%	23.22% to 22.72%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2025	1.40% to 1.80%	20,558	73.58 to 49.93	807	1.05%	0.53% to 0.12%
2024	1.40% to 1.80%	22,175	73.19 to 49.86	891	2.57%	8.91% to 8.47%
2023	1.15% to 2.95%	272,471	23.70 to 10.39	6,207	3.08%	12.20% to 10.16%
2022	1.15% to 2.95%	142,698	21.12 to 9.43	3,089	2.14%	(25.79)% to (27.14)%
2021	1.40% to 1.80%	29,572	81.12 to 55.95	1,375	1.18%	39.82% to 39.26%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2025	1.40% to 1.80%	110,271	60.95 to 55.46	6,378	0.97%	15.87% to 15.40%
2024	1.40% to 1.80%	125,624	52.60 to 48.05	6,293	1.10%	22.87% to 22.37%
2023	1.40% to 1.80%	140,949	42.81 to 39.27	5,746	1.26%	24.20% to 23.70%
2022	1.40% to 1.80%	165,132	34.47 to 31.75	5,428	1.28%	(19.45)% to (19.78)%
2021	1.40% to 1.80%	184,197	42.80 to 39.57	7,529	1.02%	26.48% to 25.96%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2025	1.40% to 1.80%	19,156	53.49 to 39.00	802	0.00%	(1.64)% to (2.04)%
2024	1.40% to 1.80%	20,382	54.38 to 39.81	869	0.11%	8.77% to 8.32%
2023	1.40% to 1.80%	21,344	50.00 to 36.75	830	0.00%	11.97% to 11.51%
2022	1.40% to 1.80%	30,000	44.65 to 32.96	1,035	0.00%	(16.58)% to (16.92)%
2021	1.40% to 1.80%	39,654	53.52 to 39.67	1,664	0.00%	18.85% to 18.36%
Total Return V.I.S. Fund — Class 1 Shares
2025	1.40% to 2.10%	323,579	31.22 to 20.93	8,492	2.50%	14.24% to 13.42%
2024	1.40% to 2.10%	340,541	27.33 to 18.46	7,843	4.66%	9.74% to 8.96%
2023	1.40% to 2.10%	359,363	24.91 to 16.94	7,559	2.30%	13.88% to 13.07%
2022	1.40% to 2.10%	382,269	21.87 to 14.98	7,087	0.91%	(17.67)% to (18.26)%
2021	1.40% to 2.10%	399,403	26.57 to 18.33	9,026	2.09%	11.86% to 11.07%
Total Return V.I.S. Fund — Class 3 Shares
2025	1.35% to 2.95%	1,661,184	18.05 to 12.64	28,581	2.12%	13.92% to 12.08%
2024	1.35% to 2.95%	1,994,639	15.85 to 11.28	30,246	4.04%	9.55% to 7.76%
2023	1.35% to 2.95%	2,378,033	14.47 to 10.46	33,164	1.95%	13.66% to 11.82%
2022	1.35% to 2.95%	2,753,761	12.73 to 9.36	34,115	0.38%	(17.84)% to (19.17)%
2021	1.35% to 2.95%	3,164,223	15.49 to 11.58	48,168	1.76%	11.67% to 9.86%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
U.S. Equity V.I.S. Fund — Class 1 Shares
2025	1.40% to 1.70%	8,617	65.12 to 42.68	483	0.21%	14.83% to 14.48%
2024	1.40% to 1.70%	9,018	56.71 to 37.28	439	0.41%	22.79% to 22.42%
2023	1.40% to 1.70%	9,288	46.19 to 30.45	370	0.42%	26.13% to 25.74%
2022	1.40% to 1.70%	16,576	36.62 to 24.22	520	0.37%	(20.04)% to (20.29)%
2021	1.40% to 1.70%	26,355	45.80 to 30.38	1,027	0.33%	23.74% to 23.36%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2025	1.40% to 1.40%	3,688	72.55 to 72.55	268	0.00%	28.45% to 28.45%
2024	1.40% to 1.40%	4,006	56.48 to 56.48	226	0.00%	40.87% to 40.87%
2023	1.40% to 1.40%	6,427	40.09 to 40.09	258	0.00%	30.82% to 30.82%
2022	1.40% to 1.40%	6,455	30.65 to 30.65	198	0.00%	(39.51)% to (39.51)%
2021	1.40% to 1.40%	7,888	50.66 to 50.66	400	0.00%	10.28% to 10.28%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2025	1.40% to 1.40%	1,716	33.72 to 33.72	58	0.00%	4.43% to 4.43%
2024	1.40% to 1.40%	2,447	32.29 to 32.29	79	0.38%	6.61% to 6.61%
2023	1.40% to 1.40%	2,574	30.29 to 30.29	78	0.00%	14.87% to 14.87%
2022	1.40% to 1.40%	2,666	26.37 to 26.37	70	0.00%	(38.88)% to (38.88)%
2021	1.40% to 1.40%	2,865	43.14 to 43.14	124	0.00%	(7.37)% to (7.37)%
The Prudential Series Fund
PSF PGIM Jennison Blend Portfolio — Class II Shares
2025	1.45% to 2.70%	48,667	14.97 to 14.58	726	0.00%	16.34% to 14.86%
2024	1.45% to 1.70%	21,418	12.86 to 12.83	275	0.00%	23.97% to 23.66%
2023 (6)	1.45% to 1.70%	20,133	10.38 to 10.38	209	0.00%	3.77% to 3.76%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2025	1.45% to 1.60%	2,700	105.73 to 102.14	277	0.00%	12.16% to 11.99%
2024	1.45% to 1.60%	2,731	94.27 to 91.21	250	0.00%	28.45% to 28.26%
2023	1.45% to 1.60%	7,070	73.39 to 71.11	503	0.00%	50.69% to 50.46%
2022	1.45% to 1.60%	7,116	48.70 to 47.26	337	0.00%	(38.75)% to (38.84)%
2021	1.45% to 1.60%	7,161	79.51 to 77.28	554	0.00%	13.88% to 13.71%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2025

for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021, to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 8, 2023, to December 31, 2023.
(7)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 26, 2024, to December 31, 2024.